UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2020

Item 1.

Reports to Stockholders

Fidelity Advisor® Floating Rate High Income Fund

Semi-Annual Report

April 30, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
Bass Pro Shops LLC.	3.0
Intelsat Jackson Holdings SA	2.2
Asurion LLC	2.2
Charter Communication Operating LLC	1.5
TransDigm, Inc.	1.4
10.3

Top Five Market Sectors as of April 30, 2020

% of fund's net assets
Technology	14.2
Telecommunications	8.9
Services	6.7
Gaming	6.4
Energy	5.3

Quality Diversification (% of fund's net assets)

As of April 30, 2020
BBB	5.3%
BB	25.0%
B	55.5%
CCC,CC,C	5.9%
D	0.9%
Not Rated	1.9%
Equities	0.6%
Short-Term Investments and Net Other Assets	4.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2020*
Bank Loan Obligations	88.8%
Nonconvertible Bonds	5.6%
Common Stocks	0.6%
Preferred Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.9%

 * Foreign investments - 12.4%

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 88.8%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.7%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.6501% 1/20/27 (a)(b)(c)	$10,790	$10,161
Arconic Rolled Products Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.24% 3/25/27 (a)(b)(c)	8,610	8,524
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.65% 6/19/26 (a)(b)(c)	5,224	3,897
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.6536% 5/30/25 (a)(b)(c)	14,582	12,733
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.6536% 12/9/25 (a)(b)(c)	17,682	15,436
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.6536% 8/22/24 (a)(b)(c)	52,116	45,507
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.53% 4/30/25 (a)(b)(c)	22,167	16,679
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 9.53% 4/30/26 (a)(b)(c)	5,665	3,696

TOTAL AEROSPACE		116,633

Air Transportation - 0.7%
Delta Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4/27/23 (b)(c)(d)	6,500	6,465
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 4/8/26 (a)(b)(c)	15,263	13,317
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 4/8/26 (a)(b)(c)	8,206	7,160
Kestrel Bidco, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (a)(b)(c)	17,729	14,197
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.822% 10/5/24 (a)(b)(c)	9,513	7,801

TOTAL AIR TRANSPORTATION		48,940

Automotive & Auto Parts - 0.6%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5101% 6/30/23 (a)(b)(c)	18,249	11,264
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.6875% 6/29/26 (a)(b)(c)	6,531	6,155
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.9501% 11/27/20 (a)(b)(c)	15,945	7,972
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.4501% 11/27/21 (a)(b)(c)	24,195	3,629
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.9683% 4/18/25 (a)(b)(c)	12,745	12,044

TOTAL AUTOMOTIVE & AUTO PARTS		41,064

Banks & Thrifts - 0.8%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6158% 9/30/24 (a)(b)(c)	29,378	26,905
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.1536% 2/27/26 (a)(b)(c)	20,671	19,741
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/5/27 (a)(b)(c)	9,000	8,550
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.9365% 7/1/26 (a)(b)(c)	4,033	3,832

TOTAL BANKS & THRIFTS		59,028

Broadcasting - 2.2%
AppLovin Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8/15/25 (b)(c)(d)	4,620	4,402
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.9036% 8/15/25 (a)(b)(c)	20,134	19,115
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.82% 8/24/26 (a)(b)(c)	67,834	55,045
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.9036% 11/17/24 (a)(b)(c)	17,024	14,986
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.8125% 12/18/24 (a)(b)(c)	12,599	11,423
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.7345% 9/19/26 (a)(b)(c)	32,637	30,556
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.32% 9/30/26 (a)(b)(c)	5,396	4,991
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 8/24/24 (a)(b)(c)	20,212	10,499

TOTAL BROADCASTING		151,017

Building Materials - 1.3%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.1916% 8/13/25 (a)(b)(c)	11,740	10,434
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.9036% 10/1/26 (a)(b)(c)	22,943	22,073
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.1536% 6/1/25 (a)(b)(c)	6,773	6,221
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.46% 1/4/27 (a)(b)(c)	18,176	17,358
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 2.1536% 10/17/23 (a)(b)(c)	949	911
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.1536% 2/28/27 (a)(b)(c)	18,195	17,231
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 9/27/24 (a)(b)(c)	20,729	15,414

TOTAL BUILDING MATERIALS		89,642

Cable/Satellite TV - 4.2%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.16% 2/1/27 (a)(b)(c)	107,638	103,243
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.6536% 1/31/28 (a)(b)(c)	37,275	34,495
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 3.314% 4/15/27 (a)(b)(c)	22,818	21,681
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.064% 1/15/26 (a)(b)(c)	27,126	25,736
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.814% 10/22/26 (a)(b)(c)	17,485	17,092
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.064% 7/17/25 (a)(b)(c)	23,423	22,248
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 3.314% 1/31/28 (a)(b)(c)	16,750	15,816
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (a)(b)(c)	51,719	47,888

TOTAL CABLE/SATELLITE TV		288,199

Capital Goods - 0.2%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.4036% 10/1/25 (a)(b)(c)	11,917	11,202
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.3418% 11/15/26 (a)(b)(c)	3,655	2,997
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.84% 11/15/25 (a)(b)(c)	4,011	3,174

TOTAL CAPITAL GOODS		17,373

Chemicals - 2.0%
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (a)(b)(c)	3,611	3,015
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (a)(b)(c)	2,777	2,319
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.4036% 1/31/26 (a)(b)(c)	11,776	11,217
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.94% 7/1/26 (a)(b)(c)	7,250	6,892
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.9501% 3/1/26 (a)(b)(c)	18,890	17,816
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/11/24 (a)(b)(c)	24,354	21,736
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 3/3/27 (a)(b)(c)	10,500	9,905
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.8635% 10/1/25 (a)(b)(c)	53,235	48,178
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.16% 4/3/25 (a)(b)(c)	17,432	15,867
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 2.4036% 9/6/24 (a)(b)(c)	2,493	2,349

TOTAL CHEMICALS		139,294

Consumer Products - 1.5%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4036% 6/11/26 (a)(b)(c)	8,313	7,537
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.3212% 6/11/26 (a)(b)(c)(e)	1,642	1,489
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.4845% 4/30/25 (a)(b)(c)	23,642	19,036
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.7978% 6/15/25 (a)(b)(c)	9,329	4,455
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 12/12/26 (a)(b)(c)	50,374	46,722
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5% 11/29/24 (a)(b)(c)	22,816	22,103

TOTAL CONSUMER PRODUCTS		101,342

Containers - 1.7%
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8289% 10/1/22 (a)(b)(c)	9,900	9,632
Tranche X 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8289% 1/19/24 (a)(b)(c)	9,694	9,367
Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8289% 7/1/26 (a)(b)(c)	27,338	26,037
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5614% 4/3/24 (a)(b)(c)	5,031	4,305
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.1536% 12/21/26 (a)(b)(c)	6,000	5,760
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9036% 5/16/24 (a)(b)(c)	3,065	2,927
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 5/16/24 (a)(b)(c)	5,159	4,869
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 5/22/24 (a)(b)(c)	13,259	12,625
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4036% 7/31/26 (a)(b)(c)	9,975	8,932
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.1536% 1/30/27 (a)(b)(c)	21,715	20,890
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.1536% 2/5/23 (a)(b)(c)	13,266	12,622

TOTAL CONTAINERS		117,966

Diversified Financial Services - 4.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.9036% 4/4/24 (a)(b)(c)	12,569	12,080
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (a)(b)(c)	448	419
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9036% 2/13/27 (a)(b)(c)	15,659	14,595
Avolon TLB Borrower 1 (U.S.) LLC:
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (a)(b)(c)	9,740	9,142
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 1.500% 2.25% 2/12/27 (a)(b)(c)	6,375	5,894
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 10/31/24 (a)(b)(c)	26,056	19,933
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.2001% 10/6/23 (a)(b)(c)	20,817	19,661
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.4036% 12/27/22 (a)(b)(c)	2,750	2,635
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.48% 8/9/25 (a)(b)(c)	32,524	28,987
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.064% 3/1/25 (a)(b)(c)	17,394	16,525
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (a)(b)(c)	2,006	1,404
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4501% 6/30/24 (a)(b)(c)	2,403	2,142
National Financial Partners Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.6536% 2/3/27 (a)(b)(c)	8,000	7,120
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 9/29/24 (a)(b)(c)	5,602	4,444
RPI 2019 Intermediate Finance Trust:
Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.9036% 2/11/25 (a)(b)(c)(f)	27,156	24,441
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.1536% 2/11/27 (a)(b)(c)	42,864	41,542
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.1536% 2/11/27 (a)(b)(c)	42,566	41,302
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.1536% 11/16/26 (a)(b)(c)	29,613	28,322

TOTAL DIVERSIFIED FINANCIAL SERVICES		280,588

Energy - 4.2%
Apro LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 4% 11/14/26 (a)(b)(c)(e)	1,556	1,474
3 month U.S. LIBOR + 4.000% 5% 11/14/26 (a)(b)(c)	5,431	5,146
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.1536% 11/3/25 (a)(b)(c)	29,775	13,883
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (a)(b)(c)	43,727	20,333
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.6246% 5/21/25 (a)(b)(c)	14,177	7,180
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.88% 11/18/24 (a)(b)(c)	11,356	10,164
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9883% 12/31/21 (a)(b)(c)	83,115	2,961
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3633% 12/31/22 (a)(b)(c)	43,900	9,633
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (a)(b)(c)	14,725	5,203
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (a)(b)(c)	12,209	10,072
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 3/28/24 (a)(b)(c)	37,558	33,051
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 7/29/21 (a)(b)(c)	24,798	23,558
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.2941% 5/7/25 (a)(b)(c)	44,473	36,468
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.6536% 3/31/25 (a)(b)(c)	5,688	5,062
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.072% 3/23/26 (a)(b)(c)	3,848	2,867
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (a)(b)(c)	9,014	7,684
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.62% 3/1/26 (a)(b)(c)	28,250	16,865
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.9894% 3/1/24 (a)(b)(c)	44,275	3,763
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.8746% 7/18/25 (a)(b)(c)	52,971	22,226
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.4228% 8/25/23 (a)(b)(c)	28,650	14,919
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4036% 5/22/26 (a)(b)(c)	19,511	13,439
Matador Bidco SARL Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 10/15/26 (b)(c)(d)	1,250	1,150
3 month U.S. LIBOR + 4.750% 5.1536% 10/15/26 (a)(b)(c)	3,500	3,220
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/30/24 (a)(b)(c)	4,587	3,165
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.3125% 11/14/25 (a)(b)(c)	21,736	19,562

TOTAL ENERGY		293,048

Entertainment/Film - 0.7%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.2309% 2/10/27 (a)(b)(c)	37,375	33,638
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.08% 4/22/26 (a)(b)(c)	4,848	3,532
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 7/8/22 (a)(b)(c)	19,018	8,526
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.7001% 7/8/23 (a)(b)(c)	5,305	928
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.4% 1/23/25 (a)(b)(c)	3,040	2,128

TOTAL ENTERTAINMENT/FILM		48,752

Environmental - 0.2%
Environmental Resources Management I Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 7/10/26 (a)(b)(c)	6,196	5,421
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.1093% 8/15/25 (a)(b)(c)	4,265	4,023
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9036% 2/8/26 (a)(b)(c)	4,203	3,646
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.4525% 12/20/24 (a)(b)(c)	2,872	2,779

TOTAL ENVIRONMENTAL		15,869

Food & Drug Retail - 2.6%
Agro Merchants Intermediate Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 12/6/24 (a)(b)(c)	4,891	4,402
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/10/24 (a)(b)(c)	7,900	7,791
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.377% 5/31/24 (a)(b)(c)	61,161	57,644
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2394% 1/30/27 (a)(b)(c)	18,420	17,000
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7443% 10/22/25 (a)(b)(c)	3,070	2,964
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 5/1/26 (a)(b)(c)	40,283	38,747
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (a)(b)(c)	9,545	4,734
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6% 11/25/20 (a)(b)(c)	560	516
Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (a)(b)(c)	50,601	46,350

TOTAL FOOD & DRUG RETAIL		180,148

Food/Beverage/Tobacco - 1.3%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5789% 10/1/26 (a)(b)(c)	2,240	2,042
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.3289% 10/1/25 (a)(b)(c)	3,471	3,313
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (a)(b)(c)	4,847	4,690
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/7/23 (a)(b)(c)	40,184	38,130
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (a)(b)(c)	4,899	4,176
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.1536% 6/20/25 (a)(b)(c)	6,948	6,565
Shearer's Foods, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.75% 6/30/22 (a)(b)(c)	1,964	1,853
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 9/13/26 (a)(b)(c)	5,837	5,176
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 6/27/23 (a)(b)(c)	25,254	23,214

TOTAL FOOD/BEVERAGE/TOBACCO		89,159

Gaming - 6.0%
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 2/15/24 (a)(b)(c)	5,484	4,316
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.859% 10/19/24 (a)(b)(c)	1,784	1,681
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3865% 9/15/23 (a)(b)(c)	11,674	10,806
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.1536% 12/22/24 (a)(b)(c)	109,897	92,497
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (a)(b)(c)	24,570	21,577
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.25% 4/17/24 (a)(b)(c)	12,512	11,800
Gaming VC Holdings SA Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3076% 3/16/24 (a)(b)(c)	11,664	11,081
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (a)(b)(c)	45,355	36,964
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.455% 10/4/23 (a)(b)(c)	78,829	62,896
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.375% 10/14/23 (a)(b)(c)	8,754	5,996
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.9036% 5/29/26 (a)(b)(c)	13,178	12,155
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (a)(b)(c)	22,479	19,444
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.072% 12/10/24 (a)(b)(c)	37,525	37,056
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.1313% 8/14/24 (a)(b)(c)	238	196
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 7/10/25 (a)(b)(c)	48,534	48,170
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.66% 2/7/27 (a)(b)(c)	32,262	28,359
Twin River Worldwide Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.000% 5/10/25 (b)(c)(d)	11,875	11,638

TOTAL GAMING		416,632

Healthcare - 4.1%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 10/11/26 (a)(b)(c)	28,770	27,979
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.4036% 6/22/24 (a)(b)(c)	2,962	2,535
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2383% 12/13/26 (a)(b)(c)	20,655	19,467
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/4/27 (b)(c)(d)	54,375	52,404
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.1536% 3/13/25 (a)(b)(c)	21,509	20,981
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 2.1536% 3/18/26 (a)(b)(c)	15,015	14,619
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.2001% 6/7/23 (a)(b)(c)	9,993	9,174
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2663% 6/30/25 (a)(b)(c)	411	364
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.7394% 11/16/25 (a)(b)(c)	15,473	14,265
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (a)(b)(c)	16,377	13,885
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.4375% 6/13/26 (a)(b)(c)	37,592	35,443
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.9036% 11/20/26 (a)(b)(c)	4,125	3,424
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 3.4683% 11/27/25 (a)(b)(c)	25,669	24,594
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.7183% 6/1/25 (a)(b)(c)	4,661	4,503
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.2841% 2/11/26 (a)(b)(c)	34,042	31,319
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4501% 12/1/24 (a)(b)(c)	8,269	7,665

TOTAL HEALTHCARE		282,621

Homebuilders/Real Estate - 1.2%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 8/21/25 (a)(b)(c)	28,048	25,786
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (a)(b)(c)	4,975	5,116
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	16,448	12,922
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	928	729
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.4174% 12/22/24 (a)(b)(c)	42,218	39,063

TOTAL HOMEBUILDERS/REAL ESTATE		83,616

Hotels - 1.9%
Aimbridge Acquisition Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.017% 2/1/26 (a)(b)(c)	4,288	3,477
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.4036% 11/30/23 (a)(b)(c)	42,011	38,817
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2373% 6/21/26 (a)(b)(c)	21,745	20,586
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.1536% 8/31/25 (a)(b)(c)	26,430	23,688
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6.072% 5/29/26 (a)(b)(c)	27,437	16,634
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.072% 5/28/27 (a)(b)(c)	11,500	3,393
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.1536% 5/30/25 (a)(b)(c)	24,269	22,194

TOTAL HOTELS		128,789

Insurance - 4.8%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2073% 1/30/27 (a)(b)(c)	39,847	36,527
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 5/10/25 (a)(b)(c)	21,856	20,370
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.9683% 5/9/25 (a)(b)(c)	2,481	2,324
AmeriLife Holdings LLC:
1LN, term loan 1 month U.S. LIBOR + 4.000% 3/18/27 (b)(c)(e)	625	562
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9845% 3/18/27 (a)(b)(c)	4,875	4,388
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 1/25/24 (a)(b)(c)	23,379	22,543
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.4036% 11/3/23 (a)(b)(c)	36,798	35,056
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.4036% 11/3/24 (a)(b)(c)	18,838	17,927
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4% 8/4/22 (a)(b)(c)	32,327	31,067
3 month U.S. LIBOR + 6.500% 6.9036% 8/4/25 (a)(b)(c)	64,825	62,556
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.5435% 4/25/25 (a)(b)(c)	51,708	48,335
3 month U.S. LIBOR + 4.000% 5.6918% 4/25/25 (a)(b)(c)	14,588	13,950
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4036% 12/2/26 (a)(b)(c)	2,244	2,134
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.4036% 5/16/24 (a)(b)(c)	34,622	32,530

TOTAL INSURANCE		330,269

Leisure - 2.4%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.1536% 7/31/24 (a)(b)(c)	15,374	14,164
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 3.322% 2/28/25 (a)(b)(c)	44,518	27,898
3 month U.S. LIBOR + 2.500% 3.572% 9/20/26 (a)(b)(c)	1,493	914
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (a)(b)(c)	46,093	41,953
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.072% 9/8/24 (a)(b)(c)	7,325	4,838
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.072% 3/8/24 (a)(b)(c)	12,941	10,166
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3633% 6/10/22 (a)(b)(c)	26,387	22,223
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 7/6/24 (a)(b)(c)	19,283	18,120
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.9036% 12/21/25 (a)(b)(c)	13,711	10,264
United PF Holdings LLC:
1LN, term loan:
3 month U.S. LIBOR + 4.000% 12/30/26 (b)(c)(e)	1,653	1,256
3 month U.S. LIBOR + 4.000% 5.4501% 12/30/26 (a)(b)(c)	13,347	10,144
2LN, term loan 3 month U.S. LIBOR + 8.500% 9.9501% 12/30/27 (a)(b)(c)(f)	3,500	2,275

TOTAL LEISURE		164,215

Metals/Mining - 0.2%
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 7/31/20 (a)(b)(c)	23,059	14,988
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22(b)(c)(g)	68,170	511

TOTAL METALS/MINING		15,499

Paper - 0.8%
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4334% 12/29/23 (a)(b)(c)	27,246	25,407
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.6834% 6/29/25 (a)(b)(c)	32,078	29,865

TOTAL PAPER		55,272

Publishing/Printing - 0.6%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (a)(b)(c)	30,121	22,892
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.4631% 11/3/23 (a)(b)(c)	21,524	13,632
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (a)(b)(c)	1,698	1,382
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9036% 10/17/26 (a)(b)(c)	2,095	1,981

TOTAL PUBLISHING/PRINTING		39,887

Railroad - 0.2%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.4501% 12/30/26 (a)(b)(c)	11,965	11,551
Restaurants - 0.7%
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.572% 8/30/26 (a)(b)(c)	13,433	6,572
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.4683% 4/3/25 (a)(b)(c)	14,159	13,474
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/28/21 (a)(b)(c)	15,331	10,904
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7316% 8/3/26 (a)(b)(c)	18,455	16,978

TOTAL RESTAURANTS		47,928

Services - 6.5%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 4/17/25 (b)(c)(d)	15,965	16,145
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (a)(b)(c)	30,455	25,795
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (a)(b)(c)	48,822	42,218
Ancestry.com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/23 (a)(b)(c)	16,451	14,971
Aramark Services, Inc.:
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.1536% 1/15/27 (a)(b)(c)	5,000	4,675
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.1536% 3/28/24 (a)(b)(c)	9,339	8,818
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4549% 6/21/24 (a)(b)(c)	20,295	17,105
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 4.16% 2/7/26 (a)(b)(c)	15,568	13,120
3 month U.S. LIBOR + 3.750% 4.16% 2/7/26 (a)(b)(c)	4,070	3,430
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (a)(b)(c)	8,142	7,572
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.4036% 3/29/25 (a)(b)(c)	9,286	8,806
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6133% 7/30/26 (a)(b)(c)	12,828	12,123
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 11/21/24 (a)(b)(c)	34,874	32,113
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.7001% 8/22/25 (a)(b)(c)	6,500	4,875
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 2/21/25 (a)(b)(c)	34,111	27,403
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (a)(b)(c)	82,689	79,712
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4036% 1/23/27 (a)(b)(c)	17,575	16,740
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (a)(b)(c)	15,960	15,082
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (a)(b)(c)	11,188	9,565
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 11/14/22 (a)(b)(c)	41,445	37,881
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 8/29/25 (a)(b)(c)	19,364	16,589
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (a)(b)(c)	12,807	11,295
WASH Multifamily Acquisition, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	12,094	10,763
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	1,050	935
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (a)(b)(c)	15,920	10,268

TOTAL SERVICES		447,999

Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.8198% 1/24/27 (a)(b)(c)	13,125	12,398
Super Retail - 4.8%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.0056% 7/2/22 (a)(b)(c)	14,850	9,578
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.072% 9/25/24 (a)(b)(c)	250,823	210,673
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.0789% 2/3/24 (a)(b)(c)	26,702	25,867
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.46% 1/18/24 (a)(b)(c)(f)	495	495
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.65% 6/30/23 (a)(b)(c)(f)	358	358
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.25% 8/19/23 (a)(b)(c)	17,371	16,397
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.0682% 8/19/22 (a)(b)(c)	21,383	10,498
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 1/26/23 (a)(b)(c)	23,837	15,509
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.9036% 11/8/24 (a)(b)(c)	12,386	11,374
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)(f)(g)	3,612	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.0163% 4/16/26 (a)(b)(c)	19,468	15,444
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 5.5163% 9/12/24 (a)(b)(c)	4,963	4,003
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 5/31/25 (a)(b)(c)	14,770	12,452

TOTAL SUPER RETAIL		332,648

Technology - 13.6%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 8/10/25 (a)(b)(c)	30,510	11,751
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.6536% 10/2/25 (a)(b)(c)	41,751	35,906
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4036% 4/19/25 (a)(b)(c)	1,821	1,720
Cabot Microelectronics Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.4375% 11/15/25 (a)(b)(c)	9,430	9,100
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.6536% 10/31/26 (a)(b)(c)	11,975	11,436
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/27/24 (a)(b)(c)	8,452	8,008
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6365% 4/30/25 (a)(b)(c)	15,155	14,252
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.6536% 4/4/26 (a)(b)(c)	8,727	8,185
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.1536% 11/29/24 (a)(b)(c)	8,008	6,547
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4036% 10/16/26 (a)(b)(c)	28,500	26,742
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/25 (a)(b)(c)	15,027	13,022
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 2/1/26 (a)(b)(c)	3,235	2,685
Dynatrace LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.6536% 8/23/25 (a)(b)(c)	6,388	6,133
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3876% 2/9/23 (a)(b)(c)	23,402	21,764
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2592% 7/22/26 (a)(b)(c)	9,065	8,494
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.66% 6/1/22 (a)(b)(c)	21,356	20,572
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.2394% 3/8/26 (a)(b)(c)	2,250	1,897
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.6536% 3/8/25 (a)(b)(c)	17,373	15,983
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 4.9501% 12/2/24 (a)(b)(c)	13,205	12,280
3 month U.S. LIBOR + 7.500% 8.9365% 12/1/25 (a)(b)(c)	2,000	1,643
Fastball Merger Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.572% 1/22/27 (a)(b)(c)	2,245	1,932
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.6536% 10/1/25 (a)(b)(c)	46,955	45,884
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.1536% 2/15/24 (a)(b)(c)	13,626	13,139
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 7/7/25 (a)(b)(c)	680	629
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/1/24 (a)(b)(c)	13,426	12,830
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9036% 9/24/26 (a)(b)(c)	1,493	1,366
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0133% 11/1/24 (a)(b)(c)	30,715	29,333
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7633% 11/1/23 (a)(b)(c)	19,936	19,226
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (a)(b)(c)	29,022	26,236
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (a)(b)(c)	11,730	10,176
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 2.6536% 11/20/21 (a)(b)(c)	2,138	2,025
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 2.9036% 6/21/24 (a)(b)(c)	79,340	72,834
3 month U.S. LIBOR + 2.500% 2.9036% 6/21/24 (a)(b)(c)	11,431	10,494
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 4.1876% 9/29/24 (a)(b)(c)	46,174	44,071
3 month U.S. LIBOR + 8.500% 9.5% 9/29/25 (a)(b)(c)	6,159	5,951
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.822% 9/15/24 (a)(b)(c)	2,501	2,309
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.41% 9/4/26 (a)(b)(c)	2,225	1,930
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.66% 9/4/25 (a)(b)(c)	9,865	9,150
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.4036% 9/19/26 (a)(b)(c)	990	953
Open Text Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.1536% 5/30/25 (a)(b)(c)	976	942
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.13% 4/26/24 (a)(b)(c)	2,342	2,225
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9036% 5/30/26 (a)(b)(c)	1,487	1,291
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7633% 11/3/23 (a)(b)(c)	19,787	18,499
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.0101% 5/31/25 (a)(b)(c)	8,222	7,408
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7416% 8/1/25 (a)(b)(c)	15,096	14,266
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3633% 3/3/23 (a)(b)(c)	10,468	9,904
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.7001% 9/30/22 (a)(b)(c)	22,883	22,025
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.1536% 4/16/25 (a)(b)(c)	15,397	14,783
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 2.1536% 4/16/25 (a)(b)(c)	10,987	10,549
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 2.1536% 4/16/25 (a)(b)(c)	34,067	32,692
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8725% 3/9/23 (a)(b)(c)	19,898	13,636
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1536% 5/1/24 (a)(b)(c)	24,073	22,554
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.4845% 9/28/24 (a)(b)(c)	26,699	26,098
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 3.9036% 7/13/23 (a)(b)(c)	2,113	1,985
3 month U.S. LIBOR + 4.000% 5% 4/4/25 (a)(b)(c)	21,732	20,470
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.1536% 5/4/26 (a)(b)(c)	28,255	26,901
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.9501% 1/27/23 (a)(b)(c)	12,898	11,189
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.4894% 8/27/25 (a)(b)(c)	5,560	5,225
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.6536% 7/2/25 (a)(b)(c)	40,602	37,181
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.6536% 7/2/26 (a)(b)(c)	15,575	14,611
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.8635% 3/1/26 (a)(b)(c)	29,280	28,284
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.6536% 2/28/25 (a)(b)(c)	8,955	8,060
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8633% 2/19/27 (a)(b)(c)	16,875	15,863
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.9451% 10/11/26 (a)(b)(c)	11,343	9,018
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9451% 10/11/25 (a)(b)(c)	10,282	9,142
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.6536% 5/17/26 (a)(b)(c)	7,923	7,432
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.1536% 9/30/26 (a)(b)(c)	2,244	2,150

TOTAL TECHNOLOGY		942,971

Telecommunications - 8.1%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 3.3746% 1/31/26 (a)(b)(c)	25	23
3 month U.S. LIBOR + 2.750% 3.564% 7/15/25 (a)(b)(c)	15,581	14,340
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (a)(b)(c)	8,790	8,014
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.69% 12/22/23 (a)(b)(c)	7,645	7,056
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3495% 6/15/24 (a)(b)(c)	64,290	62,338
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.74% 5/31/25 (a)(b)(c)	16,003	11,556
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.682% 11/27/23 (a)(b)(c)	109,650	107,396
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.432% 1/2/24 (a)(b)(c)	4,400	4,339
Tranche B-5, term loan 6.625% 1/2/24 (c)	26,120	25,956
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/4/26 (a)(b)(c)	8,395	8,280
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.1536% 3/1/27 (a)(b)(c)	31,449	30,060
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/10/24 (a)(b)(c)	9,175	7,607
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/24 (a)(b)(c)	43,423	41,462
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.16% 4/11/25 (a)(b)(c)	14,354	13,833
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (a)(b)(c)	39,287	32,412
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (a)(b)(c)	30,400	18,240
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 3.1536% 7/31/25 (a)(b)(c)	37,646	34,305
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 4.5015% 1/31/26 (a)(b)(c)	3,283	3,023
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.814% 8/14/26 (a)(b)(c)	36,199	33,510
T-Mobile U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4/1/27 (b)(c)(d)	45,395	45,095
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.91% 2/26/21 (a)(b)(c)	3,250	3,177
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.4036% 3/9/27 (a)(b)(c)	54,920	51,472

TOTAL TELECOMMUNICATIONS		563,494

Transportation Ex Air/Rail - 0.0%
IBC Capital Ltd. 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.8894% 9/11/24 (a)(b)(c)	3,000	2,340
Utilities - 2.8%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 8/1/25 (a)(b)(c)	64,239	60,738
Buckeye Partners LP 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7663% 10/18/26 (a)(b)(c)	6,235	5,826
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.62% 11/28/24 (a)(b)(c)	16,157	15,501
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8177% 11/1/26 (a)(b)(c)	10,224	9,624
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 4.4036% 2/15/24 (a)(b)(c)	17,821	14,346
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.46% 12/3/25 (a)(b)(c)(f)	11,002	10,012
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.2001% 12/19/20 (a)(b)(c)	15,533	14,337
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/24/26 (a)(b)(c)	11,238	10,781
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.1536% 8/13/26 (a)(b)(c)	5,940	5,306
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.9929% 3/2/27 (a)(b)(c)	33,000	30,938
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.6933% 12/31/25 (a)(b)(c)	20,642	19,960

TOTAL UTILITIES		197,369

TOTAL BANK LOAN OBLIGATIONS
(Cost $7,180,499)		6,153,560

Nonconvertible Bonds - 5.6%
Aerospace - 0.3%
TransDigm, Inc.:
6.25% 3/15/26 (h)	22,000	21,533
8% 12/15/25 (h)	1,580	1,643

TOTAL AEROSPACE		23,176

Broadcasting - 0.1%
iHeartCommunications, Inc.:
6.375% 5/1/26	770	727
8.375% 5/1/27	1,395	1,165
Univision Communications, Inc. 9.5% 5/1/25 (h)	4,730	4,783

TOTAL BROADCASTING		6,675

Cable/Satellite TV - 0.0%
Virgin Media Finance PLC 4.875% 2/15/22	2,000	2,000
Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (h)	15,000	15,080
6% 2/15/25 (h)	10,000	10,009
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 4.7189% 7/15/21 (a)(b)(h)	15,130	14,903
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	5,835	5,981

TOTAL CONTAINERS		45,973

Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25% 2/1/22	5,200	5,252
Energy - 0.8%
Citgo Petroleum Corp. 6.25% 8/15/22 (h)	10,000	9,575
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.4905% 6/15/22 (a)(b)(h)	27,005	22,426
6.875% 6/15/25 (h)	5,500	4,235
Denbury Resources, Inc.:
7.75% 2/15/24 (h)	9,050	1,629
9% 5/15/21 (h)	3,645	656
9.25% 3/31/22(h)	7,290	1,312
EG Global Finance PLC 6.75% 2/7/25 (h)	5,500	5,005
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (g)(h)	7,340	807
Tervita Escrow Corp. 7.625% 12/1/21 (h)	3,645	2,406
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	6,230	4,891

TOTAL ENERGY		52,942

Food & Drug Retail - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (h)	1,120	1,098
Performance Food Group, Inc. 6.875% 5/1/25 (h)	315	321

TOTAL FOOD & DRUG RETAIL		1,419

Gaming - 0.4%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	5,940	4,485
Scientific Games Corp. 5% 10/15/25 (h)	5,000	4,367
Stars Group Holdings BV 7% 7/15/26 (h)	12,545	12,896
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	7,363	6,266

TOTAL GAMING		28,014

Healthcare - 0.8%
Community Health Systems, Inc. 6.25% 3/31/23	19,115	17,777
Tenet Healthcare Corp.:
4.625% 7/15/24	28,000	27,630
5.125% 5/1/25	7,500	7,013
Valeant Pharmaceuticals International, Inc. 5.5% 11/1/25 (h)	5,590	5,811

TOTAL HEALTHCARE		58,231

Homebuilders/Real Estate - 0.1%
VICI Properties, Inc.:
3.5% 2/15/25 (h)	1,205	1,130
4.25% 12/1/26 (h)	1,725	1,612
4.625% 12/1/29 (h)	985	910

TOTAL HOMEBUILDERS/REAL ESTATE		3,652

Leisure - 0.2%
Carnival Corp. 11.5% 4/1/23 (h)	4,910	5,130
Studio City Co. Ltd. 7.25% 11/30/21 (h)	10,000	9,869

TOTAL LEISURE		14,999

Paper - 0.2%
CommScope Finance LLC:
5.5% 3/1/24 (h)	5,800	5,800
6% 3/1/26 (h)	5,800	5,800

TOTAL PAPER		11,600

Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (h)	8,000	7,998
5.75% 4/15/25 (h)	660	696

TOTAL RESTAURANTS		8,694

Services - 0.2%
APX Group, Inc. 7.625% 9/1/23	6,155	4,801
Aramark Services, Inc. 6.375% 5/1/25 (h)	2,535	2,636
Expedia, Inc.:
6.25% 5/1/25 (h)(i)	3,030	3,088
7% 5/1/25 (h)(i)	960	976
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (h)	4,675	4,291

TOTAL SERVICES		15,792

Super Retail - 0.0%
Staples, Inc. 10.75% 4/15/27 (h)	5,625	3,206
Technology - 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (h)	16,685	17,010
NXP BV/NXP Funding LLC 4.125% 6/1/21 (h)	16,440	16,795
SSL Robotics LLC 9.75% 12/31/23 (h)	5,625	5,974

TOTAL TECHNOLOGY		39,779

Telecommunications - 0.8%
Altice Financing SA 7.5% 5/15/26 (h)	19,200	20,016
Intelsat Jackson Holdings SA 8% 2/15/24 (h)	14,100	14,478
SFR Group SA 7.375% 5/1/26 (h)	18,755	19,599

TOTAL TELECOMMUNICATIONS		54,093

Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	12,290	10,994
TOTAL NONCONVERTIBLE BONDS
(Cost $426,148)		386,491
	Shares	Value (000s)

Common Stocks - 0.6%
Automotive & Auto Parts - 0.0%
Motors Liquidation Co. GUC Trust (j)	263	3
Broadcasting - 0.0%
Clear Channel Outdoor Holdings, Inc. (j)	319,963	309
iHeartMedia, Inc. (j)	136,038	955
iHeartMedia, Inc. warrants 5/1/39 (j)	30	0
ION Media Networks, Inc. (f)(j)	2,842	1,685

TOTAL BROADCASTING		2,949

Energy - 0.3%
Expro Holdings U.S., Inc. (f)(j)	1,477,422	14,774
Expro Holdings U.S., Inc. (f)(h)(j)	542,213	5,422

TOTAL ENERGY		20,196

Publishing/Printing - 0.0%
Cenveo Corp. (f)(j)	75,509	2,202
Super Retail - 0.0%
David's Bridal, Inc. (f)	16,536	2
David's Bridal, Inc. rights (f)(j)	4,171	1

TOTAL SUPER RETAIL		3

Utilities - 0.3%
TexGen Power LLC (f)	524,336	17,744
TOTAL COMMON STOCKS
(Cost $82,484)		43,097
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.1%
Banks & Thrifts - 0.1%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 4.7534% (a)(b)(k)	3,380	2,976
3 month U.S. LIBOR + 3.470% 4.2301% (a)(b)(k)	3,365	3,079
TOTAL PREFERRED SECURITIES
(Cost $6,194)		6,055
	Shares	Value (000s)

Money Market Funds - 3.8%
Fidelity Cash Central Fund 0.16% (l)
(Cost $263,606)	263,574,899	263,654
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $7,958,931)		6,852,857
NET OTHER ASSETS (LIABILITIES) - 1.1%		75,102
NET ASSETS - 100%		$6,927,959

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $4,169,000 and $3,596,000, respectively.

 (f) Level 3 security

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $325,548,000 or 4.7% of net assets.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Non-income producing

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,914
Total	$3,914

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$2,949	$1,264	$--	$1,685
Consumer Discretionary	3	--	--	3
Energy	20,196	--	--	20,196
Financials	3	3	--	--
Industrials	2,202	--	--	2,202
Utilities	17,744	--	--	17,744
Bank Loan Obligations	6,153,560	--	6,115,979	37,581
Corporate Bonds	386,491	--	386,491	--
Preferred Securities	6,055	--	6,055	--
Money Market Funds	263,654	263,654	--	--
Total Investments in Securities:	$6,852,857	$264,921	$6,508,525	$79,411

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$62,691
Net Realized Gain (Loss) on Investment Securities	8
Net Unrealized Gain (Loss) on Investment Securities	(21,246)
Cost of Purchases	31,674
Proceeds of Sales	(2,109)
Amortization/Accretion	9
Transfers into Level 3	11,545
Transfers out of Level 3	(3,161)
Ending Balance	$79,411
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2020	$(21,263)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.6%
Luxembourg	6.3%
France	1.3%
Netherlands	1.3%
Canada	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,695,325)	$6,589,203
Fidelity Central Funds (cost $263,606)	263,654
Total Investment in Securities (cost $7,958,931)		$6,852,857
Cash		3,128
Receivable for investments sold		218,345
Receivable for fund shares sold		2,985
Interest receivable		42,648
Distributions receivable from Fidelity Central Funds		32
Prepaid expenses		5
Other receivables		205
Total assets		7,120,205
Liabilities
Payable for investments purchased
Regular delivery	$157,728
Delayed delivery	3,990
Payable for fund shares redeemed	21,133
Distributions payable	4,645
Accrued management fee	3,245
Distribution and service plan fees payable	258
Other affiliated payables	815
Other payables and accrued expenses	432
Total liabilities		192,246
Net Assets		$6,927,959
Net Assets consist of:
Paid in capital		$8,714,050
Total accumulated earnings (loss)		(1,786,091)
Net Assets		$6,927,959
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($408,585 ÷ 48,508 shares)(a)		$8.42
Maximum offering price per share (100/97.25 of $8.42)		$8.66
Class M:
Net Asset Value and redemption price per share ($61,624 ÷ 7,327 shares)(a)		$8.41
Maximum offering price per share (100/97.25 of $8.41)		$8.65
Class C:
Net Asset Value and offering price per share ($188,205 ÷ 22,349 shares)(a)		$8.42
Fidelity Floating Rate High Income Fund:
Net Asset Value, offering price and redemption price per share ($4,851,474 ÷ 576,746 shares)		$8.41
Class I:
Net Asset Value, offering price and redemption price per share ($723,456 ÷ 86,078 shares)		$8.40
Class Z:
Net Asset Value, offering price and redemption price per share ($694,615 ÷ 82,606 shares)		$8.41

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$6,200
Interest		241,698
Income from Fidelity Central Funds		3,914
Total income		251,812
Expenses
Management fee	$25,035
Transfer agent fees	4,914
Distribution and service plan fees	1,890
Accounting fees and expenses	767
Custodian fees and expenses	43
Independent trustees' fees and expenses	29
Registration fees	170
Audit	50
Legal	(35)
Interest	58
Miscellaneous	181
Total expenses before reductions	33,102
Expense reductions	(59)
Total expenses after reductions		33,043
Net investment income (loss)		218,769
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(248,010)
Fidelity Central Funds	100
Total net realized gain (loss)		(247,910)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(806,890)
Fidelity Central Funds	(31)
Total change in net unrealized appreciation (depreciation)		(806,921)
Net gain (loss)		(1,054,831)
Net increase (decrease) in net assets resulting from operations		$(836,062)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$218,769	$549,299
Net realized gain (loss)	(247,910)	(65,406)
Change in net unrealized appreciation (depreciation)	(806,921)	(206,279)
Net increase (decrease) in net assets resulting from operations	(836,062)	277,614
Distributions to shareholders	(220,437)	(554,339)
Share transactions - net increase (decrease)	(1,666,325)	(2,716,901)
Total increase (decrease) in net assets	(2,722,824)	(2,993,626)
Net Assets
Beginning of period	9,650,783	12,644,409
End of period	$6,927,959	$9,650,783

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Floating Rate High Income Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.39	$9.61	$9.67	$9.60	$9.42	$9.85
Income from Investment Operations
Net investment income (loss)A	.209	.461	.398	.360	.334	.375
Net realized and unrealized gain (loss)	(.970)	(.216)	(.056)	.056	.211	(.425)
Total from investment operations	(.761)	.245	.342	.416	.545	(.050)
Distributions from net investment income	(.209)	(.465)	(.398)	(.346)	(.365)	(.341)
Distributions from net realized gain	–	–	(.004)	–	–	(.040)
Total distributions	(.209)	(.465)	(.402)	(.346)	(.365)	(.381)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	.001
Net asset value, end of period	$8.42	$9.39	$9.61	$9.67	$9.60	$9.42
Total ReturnC,D,E	(8.24)%	2.63%	3.60%	4.40%	5.98%	(.53)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	.98%	.98%	.99%	.99%	.98%
Expenses net of fee waivers, if any	.99%H	.98%	.98%	.98%	.99%	.98%
Expenses net of all reductions	.99%H	.98%	.98%	.98%	.98%	.98%
Net investment income (loss)	4.59%H	4.86%	4.13%	3.72%	3.58%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$409	$546	$598	$585	$707	$863
Portfolio turnover rateI	43%H	22%	47%	68%	46%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.38	$9.59	$9.65	$9.58	$9.40	$9.84
Income from Investment Operations
Net investment income (loss)A	.208	.460	.396	.356	.324	.365
Net realized and unrealized gain (loss)	(.970)	(.206)	(.055)	.057	.212	(.434)
Total from investment operations	(.762)	.254	.341	.413	.536	(.069)
Distributions from net investment income	(.208)	(.464)	(.397)	(.343)	(.356)	(.332)
Distributions from net realized gain	–	–	(.004)	–	–	(.040)
Total distributions	(.208)	(.464)	(.401)	(.343)	(.356)	(.372)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	.001
Net asset value, end of period	$8.41	$9.38	$9.59	$9.65	$9.58	$9.40
Total ReturnC,D,E	(8.25)%	2.72%	3.59%	4.37%	5.89%	(.72)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	.99%	.99%	1.01%	1.08%	1.07%
Expenses net of fee waivers, if any	1.00%H	.99%	.99%	1.01%	1.08%	1.07%
Expenses net of all reductions	1.00%H	.99%	.99%	1.01%	1.08%	1.07%
Net investment income (loss)	4.58%H	4.86%	4.11%	3.69%	3.48%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$62	$84	$102	$137	$171	$195
Portfolio turnover rateI	43%H	22%	47%	68%	46%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.39	$9.61	$9.67	$9.59	$9.41	$9.85
Income from Investment Operations
Net investment income (loss)A	.174	.392	.325	.286	.263	.301
Net realized and unrealized gain (loss)	(.969)	(.218)	(.056)	.067	.212	(.434)
Total from investment operations	(.795)	.174	.269	.353	.475	(.133)
Distributions from net investment income	(.175)	(.394)	(.325)	(.273)	(.295)	(.268)
Distributions from net realized gain	–	–	(.004)	–	–	(.040)
Total distributions	(.175)	(.394)	(.329)	(.273)	(.295)	(.308)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	.001
Net asset value, end of period	$8.42	$9.39	$9.61	$9.67	$9.59	$9.41
Total ReturnC,D,E	(8.58)%	1.86%	2.83%	3.73%	5.19%	(1.38)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.73%	1.73%	1.74%	1.74%	1.73%
Expenses net of fee waivers, if any	1.75%H	1.73%	1.73%	1.74%	1.74%	1.73%
Expenses net of all reductions	1.75%H	1.73%	1.73%	1.74%	1.74%	1.73%
Net investment income (loss)	3.83%H	4.11%	3.36%	2.96%	2.82%	3.10%
Supplemental Data
Net assets, end of period (in millions)	$188	$261	$464	$523	$582	$671
Portfolio turnover rateI	43%H	22%	47%	68%	46%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.38	$9.60	$9.65	$9.58	$9.40	$9.84
Income from Investment Operations
Net investment income (loss)A	.223	.490	.426	.386	.359	.401
Net realized and unrealized gain (loss)	(.970)	(.218)	(.046)	.057	.212	(.435)
Total from investment operations	(.747)	.272	.380	.443	.571	(.034)
Distributions from net investment income	(.223)	(.492)	(.426)	(.373)	(.391)	(.367)
Distributions from net realized gain	–	–	(.004)	–	–	(.040)
Total distributions	(.223)	(.492)	(.430)	(.373)	(.391)	(.407)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	.001
Net asset value, end of period	$8.41	$9.38	$9.60	$9.65	$9.58	$9.40
Total ReturnC,D	(8.11)%	2.93%	4.01%	4.70%	6.28%	(.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.68%	.69%	.70%	.71%	.70%
Expenses net of fee waivers, if any	.68%G	.68%	.68%	.69%	.71%	.70%
Expenses net of all reductions	.68%G	.68%	.68%	.69%	.71%	.70%
Net investment income (loss)	4.89%G	5.16%	4.44%	4.01%	3.86%	4.14%
Supplemental Data
Net assets, end of period (in millions)	$4,851	$7,130	$9,221	$7,368	$6,131	$6,615
Portfolio turnover rateH	43%G	22%	47%	68%	46%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.37	$9.59	$9.65	$9.58	$9.40	$9.83
Income from Investment Operations
Net investment income (loss)A	.222	.486	.419	.380	.355	.396
Net realized and unrealized gain (loss)	(.971)	(.218)	(.056)	.058	.211	(.424)
Total from investment operations	(.749)	.268	.363	.438	.566	(.028)
Distributions from net investment income	(.221)	(.488)	(.419)	(.368)	(.386)	(.363)
Distributions from net realized gain	–	–	(.004)	–	–	(.040)
Total distributions	(.221)	(.488)	(.423)	(.368)	(.386)	(.403)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	.001
Net asset value, end of period	$8.40	$9.37	$9.59	$9.65	$9.58	$9.40
Total ReturnC,D	(8.14)%	2.88%	3.84%	4.64%	6.23%	(.30)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G	.74%	.75%	.75%	.75%	.74%
Expenses net of fee waivers, if any	.73%G	.74%	.75%	.75%	.75%	.74%
Expenses net of all reductions	.73%G	.73%	.75%	.75%	.75%	.74%
Net investment income (loss)	4.85%G	5.11%	4.36%	3.95%	3.81%	4.10%
Supplemental Data
Net assets, end of period (in millions)	$723	$1,190	$2,243	$2,120	$1,748	$2,429
Portfolio turnover rateH	43%G	22%	47%	68%	46%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.37	$9.59	$9.65
Income from Investment Operations
Net investment income (loss)B	.219	.484	.051
Net realized and unrealized gain (loss)	(.954)	(.207)	(.076)
Total from investment operations	(.735)	.277	(.025)
Distributions from net investment income	(.225)	(.497)	(.035)
Distributions from net realized gain	–	–	–
Total distributions	(.225)	(.497)	(.035)
Net asset value, end of period	$8.41	$9.37	$9.59
Total ReturnC,D	(7.99)%	2.98%	(.26)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G	.63%	.62%G
Expenses net of fee waivers, if any	.63%G	.62%	.62%G
Expenses net of all reductions	.63%G	.62%	.62%G
Net investment income (loss)	4.94%G	5.22%	7.64%G
Supplemental Data
Net assets, end of period (in millions)	$695	$439	$16
Portfolio turnover rateH	43%G	22%	47%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Floating Rate High Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $203 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,434
Gross unrealized depreciation	(1,102,977)
Net unrealized appreciation (depreciation)	$(1,088,543)
Tax cost	$7,941,400

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(15,579)
Long-term	(435,448)
Total capital loss carryforward	$(451,027)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Floating Rate High Income Fund	1,812,624	3,392,472

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$629	$36
Class M	-%	.25%	95	1
Class C	.75%	.25%	1,166	88
			$1,890	$125

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$23
Class M	2
Class C(a)	15
$40

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$392.16
Class M	62.17
Class C	185.16
Fidelity Floating Rate High Income Fund	3,373.10
Class I	743.15
Class Z	159.05
	$4,914

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Floating Rate High Income Fund	.02

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Floating Rate High Income Fund	Borrower	$234,961.44%		$58

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Floating Rate High Income Fund	$12

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $38.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10.

In addition, during the period the investment adviser or an affiliate reimbursed the Fund $11 for an operational error which is included in the accompanying Statement of Operations.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2020	Year ended October 31, 2019
Distributions to shareholders
Class A	$11,585	$27,607
Class M	1,740	4,516
Class C	4,497	14,797
Fidelity Floating Rate High Income Fund	162,317	407,889
Class I	24,857	88,477
Class Z	15,441	11,053
Total	$220,437	$554,339

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2020	Year ended October 31, 2019	Six months ended April 30, 2020	Year ended October 31, 2019
Class A
Shares sold	6,204	20,991	$56,858	$198,969
Reinvestment of distributions	1,186	2,721	10,763	25,731
Shares redeemed	(16,997)	(27,807)	(149,214)	(262,666)
Net increase (decrease)	(9,607)	(4,095)	$(81,593)	$(37,966)
Class M
Shares sold	369	1,522	$3,365	$14,379
Reinvestment of distributions	184	466	1,672	4,403
Shares redeemed	(2,218)	(3,588)	(19,654)	(33,885)
Net increase (decrease)	(1,665)	(1,600)	$(14,617)	$(15,103)
Class C
Shares sold	1,080	3,950	$9,926	$37,358
Reinvestment of distributions	433	1,392	3,929	13,143
Shares redeemed	(6,962)	(25,878)	(61,897)	(245,211)
Net increase (decrease)	(5,449)	(20,536)	$(48,042)	$(194,710)
Fidelity Floating Rate High Income Fund
Shares sold	123,614	232,457	$1,147,400	$2,199,487
Reinvestment of distributions	14,764	35,002	133,906	330,475
Shares redeemed	(321,975)	(468,053)	(2,808,283)	(4,418,640)
Net increase (decrease)	(183,597)	(200,594)	$(1,526,977)	$(1,888,678)
Class I
Shares sold	16,613	44,272	$150,478	$417,956
Reinvestment of distributions	2,050	6,450	18,569	60,825
Shares redeemed	(59,639)	(157,621)	(537,899)	(1,487,256)
Net increase (decrease)	(40,976)	(106,899)	$(368,852)	$(1,008,475)
Class Z
Shares sold	82,216	57,622	$765,325	$546,413
Reinvestment of distributions	851	767	7,535	7,244
Shares redeemed	(47,266)	(13,272)	(399,104)	(125,626)
Net increase (decrease)	35,801	45,117	$373,756	$428,031

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Class A	.99%
Actual		$1,000.00	$917.60	$4.72
Hypothetical-C		$1,000.00	$1,019.94	$4.97
Class M	1.00%
Actual		$1,000.00	$917.50	$4.77
Hypothetical-C		$1,000.00	$1,019.89	$5.02
Class C	1.75%
Actual		$1,000.00	$914.20	$8.33
Hypothetical-C		$1,000.00	$1,016.16	$8.77
Fidelity Floating Rate High Income Fund	.68%
Actual		$1,000.00	$918.90	$3.24
Hypothetical-C		$1,000.00	$1,021.48	$3.42
Class I	.73%
Actual		$1,000.00	$918.60	$3.48
Hypothetical-C		$1,000.00	$1,021.23	$3.67
Class Z	.63%
Actual		$1,000.00	$920.10	$3.01
Hypothetical-C		$1,000.00	$1,021.73	$3.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Floating Rate High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Floating Rate High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Floating Rate High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class M, Class Z and the retail class ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of each of Class C and Class I ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AFR-SANN-0620
1.757235.119

Fidelity Advisor® High Income Advantage Fund

Semi-Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
Pacific Gas & Electric Co.	2.7
CCO Holdings LLC/CCO Holdings Capital Corp.	2.4
Ally Financial, Inc.	2.4
JPMorgan Chase & Co.	2.4
CSC Holdings LLC	2.4
12.3

Top Five Market Sectors as of April 30, 2020

% of fund's net assets
Energy	10.8
Banks & Thrifts	10.6
Technology	9.5
Healthcare	8.9
Utilities	8.0

Quality Diversification (% of fund's net assets)

As of April 30, 2020
BBB	7.3%
BB	29.1%
B	27.2%
CCC,CC,C	8.9%
D	0.7%
Not Rated	3.5%
Equities	19.9%
Short-Term Investments and Net Other Assets	3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2020 *
Nonconvertible Bonds	62.0%
Convertible Bonds, Preferred Stocks	0.1%
Common Stocks	19.9%
Bank Loan Obligations	6.0%
Other Investments	8.6%
Short-Term Investments and Net Other Assets (Liabilities)	3.4%

 * Foreign investments - 18.1%

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 62.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
Energy - 0.1%
Denbury Resources, Inc. 6.375% 12/31/24 (a)	$5,735	$754
Nonconvertible Bonds - 62.0%
Aerospace - 2.6%
Arconic Rolled Products Corp.:
6% 5/15/25 (a)(b)	900	910
6.125% 2/15/28 (a)	1,090	1,037
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	655	604
Bombardier, Inc.:
7.5% 12/1/24 (a)	2,275	1,511
7.5% 3/15/25 (a)	600	388
7.875% 4/15/27 (a)	4,075	2,639
DAE Funding LLC:
4.5% 8/1/22 (a)	1,410	1,285
5% 8/1/24 (a)	1,940	1,734
Moog, Inc. 4.25% 12/15/27 (a)	480	450
Spirit Aerosystems, Inc. 7.5% 4/15/25 (a)	2,035	2,004
TransDigm UK Holdings PLC 6.875% 5/15/26	1,820	1,556
TransDigm, Inc.:
5.5% 11/15/27 (a)	11,110	9,388
6.25% 3/15/26 (a)	1,870	1,830
7.5% 3/15/27	6,780	6,172
Wolverine Escrow LLC:
8.5% 11/15/24 (a)	3,025	2,125
9% 11/15/26 (a)	3,215	2,229
		35,862
Air Transportation - 0.4%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (a)	965	901
Continental Airlines, Inc. pass-thru certificates 6.903% 10/19/23	102	95
Delta Air Lines, Inc. 7% 5/1/25 (a)	3,705	3,797
		4,793
Automotive & Auto Parts - 0.2%
Allison Transmission, Inc. 5.875% 6/1/29 (a)	1,265	1,226
IAA Spinco, Inc. 5.5% 6/15/27 (a)	755	753
Lithia Motors, Inc. 4.625% 12/15/27 (a)	490	463
		2,442
Banks & Thrifts - 2.4%
Ally Financial, Inc.:
8% 11/1/31	3,105	3,586
8% 11/1/31	24,612	29,944
Washington Mutual Bank 5.5% 1/15/13 (c)(d)	10,000	0
		33,530
Broadcasting - 1.0%
iHeartCommunications, Inc. 4.75% 1/15/28 (a)	1,185	1,025
Nexstar Escrow, Inc. 5.625% 7/15/27 (a)	3,555	3,395
Scripps Escrow, Inc. 5.875% 7/15/27 (a)	1,580	1,335
Sirius XM Radio, Inc.:
4.625% 7/15/24 (a)	2,590	2,641
5% 8/1/27 (a)	3,200	3,273
Tegna, Inc. 5% 9/15/29 (a)	3,055	2,731
		14,400
Building Materials - 0.2%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	355	349
HD Supply, Inc. 5.375% 10/15/26 (a)	2,975	3,034
		3,383
Cable/Satellite TV - 5.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75% 3/1/30 (a)	8,310	8,476
5% 2/1/28 (a)	740	762
5.125% 5/1/27 (a)	21,260	22,075
5.875% 5/1/27 (a)	2,645	2,755
CSC Holdings LLC:
5.375% 2/1/28 (a)	5,535	5,779
5.5% 4/15/27 (a)	6,640	6,904
5.75% 1/15/30 (a)	9,500	9,877
6.5% 2/1/29 (a)	3,900	4,260
7.5% 4/1/28 (a)	4,535	4,984
7.75% 7/15/25 (a)	1,260	1,314
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (a)	1,615	1,679
Ziggo Bond Co. BV 5.125% 2/28/30 (a)	835	822
Ziggo BV:
4.875% 1/15/30 (a)	1,145	1,132
5.5% 1/15/27 (a)	11,084	11,275
		82,094
Chemicals - 2.1%
CF Industries Holdings, Inc.:
4.95% 6/1/43	8,970	9,166
5.15% 3/15/34	3,745	3,895
5.375% 3/15/44	4,210	4,357
OCI NV:
5.25% 11/1/24 (a)	2,395	2,359
6.625% 4/15/23 (a)	2,575	2,575
Olin Corp. 5% 2/1/30	1,555	1,358
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (a)	1,190	1,114
The Chemours Co. LLC 5.375% 5/15/27	4,500	3,780
Valvoline, Inc. 4.25% 2/15/30 (a)	1,155	1,123
		29,727
Consumer Products - 0.3%
Terrier Media Buyer, Inc. 8.875% 12/15/27 (a)	5,435	4,484
Containers - 0.8%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (a)(e)	1,580	1,467
Ball Corp. 4.875% 3/15/26	4,125	4,434
Cascades, Inc.:
5.125% 1/15/26 (a)	790	790
5.375% 1/15/28 (a)	790	794
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,210	1,212
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	1,075	1,102
8.5% 8/15/27 (a)	1,785	1,865
		11,664
Diversified Financial Services - 3.5%
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	4,280	4,398
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (a)	1,575	1,650
FLY Leasing Ltd. 5.25% 10/15/24	1,495	1,196
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	4,145	3,938
6.25% 5/15/26	6,840	6,721
6.375% 12/15/25	2,990	2,975
MSCI, Inc.:
4% 11/15/29 (a)	900	934
5.75% 8/15/25 (a)	1,345	1,405
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	3,180	2,813
5.25% 8/15/22 (a)	2,235	2,061
5.5% 2/15/24 (a)	14,300	12,590
Springleaf Finance Corp.:
5.375% 11/15/29	1,325	1,100
6.625% 1/15/28	1,185	1,046
6.875% 3/15/25	2,045	1,934
7.125% 3/15/26	4,710	4,439
		49,200
Diversified Media - 0.2%
Block Communications, Inc. 4.875% 3/1/28 (a)	1,090	1,085
E.W. Scripps Co. 5.125% 5/15/25 (a)	820	691
Outfront Media Capital LLC / Corp. 4.625% 3/15/30 (a)	1,580	1,442
		3,218
Energy - 8.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (a)	2,355	1,743
5.75% 1/15/28 (a)	1,705	1,253
Antero Resources Finance Corp. 5.375% 11/1/21	2,165	1,936
Callon Petroleum Co. 6.375% 7/1/26	1,080	173
Centennial Resource Production LLC 6.875% 4/1/27 (a)	1,600	480
Cheniere Energy Partners LP 5.625% 10/1/26	2,120	2,026
Chesapeake Energy Corp.:
4.875% 4/15/22	2,950	81
5.75% 3/15/23	1,890	40
7% 10/1/24	840	17
8% 1/15/25	480	10
8% 6/15/27	300	6
11.5% 1/1/25 (a)	3,531	97
Citgo Holding, Inc. 9.25% 8/1/24 (a)	1,880	1,692
Comstock Escrow Corp. 9.75% 8/15/26	4,981	4,309
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.4905% 6/15/22 (a)(e)(f)	4,580	3,803
6.5% 5/15/26 (a)	9,920	7,713
6.875% 6/15/25 (a)	3,565	2,745
Continental Resources, Inc.:
3.8% 6/1/24	598	489
4.375% 1/15/28	245	189
4.5% 4/15/23	360	318
4.9% 6/1/44	375	261
Covey Park Energy LLC 7.5% 5/15/25 (a)	5,550	4,607
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	310	226
CVR Energy, Inc.:
5.25% 2/15/25 (a)	2,375	1,948
5.75% 2/15/28 (a)	3,170	2,680
DCP Midstream LLC 5.85% 5/21/43 (a)(e)	5,180	2,383
DCP Midstream Operating LP 5.375% 7/15/25	2,975	2,410
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	11,764	2,118
9.25% 3/31/22 (a)	995	179
Diamond Offshore Drilling, Inc.:
4.875% 11/1/43 (c)	75	8
5.7% 10/15/39 (c)	390	42
Duke Energy Field Services 8.125% 8/16/30	130	101
EG Global Finance PLC 8.5% 10/30/25 (a)	2,295	2,238
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	800	708
5.75% 1/30/28 (a)	805	700
EnLink Midstream LLC 5.375% 6/1/29	650	403
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (a)(c)	13,375	1,471
EQT Corp. 3.9% 10/1/27	3,890	3,268
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,390	2,223
Hess Midstream Partners LP 5.125% 6/15/28 (a)	1,570	1,376
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	1,572	888
5.75% 10/1/25 (a)	5,090	2,838
6.25% 11/1/28 (a)	310	160
Holly Energy Partners LP/Holly Finance Corp.(a)	1,060	964
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	2,120	1,972
Jonah Energy LLC 7.25% 10/15/25 (a)	4,335	76
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (a)	2,300	842
Laredo Petroleum, Inc.:
9.5% 1/15/25	1,585	674
10.125% 1/15/28	1,190	485
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	1,855	1,521
MEG Energy Corp. 7.125% 2/1/27 (a)	1,580	1,090
MPLX LP 6.375% 5/1/24 (a)	1,310	1,337
Nabors Industries Ltd.:
7.25% 1/15/26 (a)	1,580	600
7.5% 1/15/28 (a)	1,360	544
Nabors Industries, Inc. 5.75% 2/1/25	4,590	1,044
Oasis Petroleum, Inc. 6.875% 3/15/22	857	127
Occidental Petroleum Corp.:
4.4% 4/15/46	1,305	819
4.4% 8/15/49	3,295	1,989
4.625% 6/15/45	1,070	655
6.45% 9/15/36	1,305	953
6.6% 3/15/46	1,225	907
Pacific Drilling SA 12% 4/1/24 pay-in-kind (a)(e)	226	7
Parsley Energy LLC/Parsley Finance Corp.:
5.375% 1/15/25 (a)	150	135
5.625% 10/15/27 (a)	355	304
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28 (a)	3,845	2,737
7.25% 6/15/25	2,125	1,631
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,315	2,553
Range Resources Corp. 4.875% 5/15/25	5,165	4,003
Sanchez Energy Corp. 7.25% 2/15/23 (a)(c)	6,264	63
SESI LLC 7.75% 9/15/24	1,160	240
SM Energy Co.:
5% 1/15/24	1,730	546
5.625% 6/1/25	2,565	718
6.625% 1/15/27	850	224
6.75% 9/15/26	845	230
Southwestern Energy Co.:
7.5% 4/1/26	6,670	5,973
7.75% 10/1/27	1,285	1,118
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	2,080	2,023
5.5% 2/15/26	1,770	1,708
6% 4/15/27	4,240	4,134
Teine Energy Ltd. 6.875% 9/30/22 (a)	4,916	4,719
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	965	989
4.75% 1/15/30 (a)	1,600	1,636
5% 1/31/28 (a)	1,175	1,233
Transocean Poseidon Ltd. 6.875% 2/1/27 (a)	2,690	2,112
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind	1,983	119
W&T Offshore, Inc. 9.75% 11/1/23 (a)	1,500	495
		118,605
Entertainment/Film - 0.5%
Allen Media LLC 10.5% 2/15/28 (a)	1,585	1,177
Livent, Inc. 9.375% 10/15/04 (c)(d)	11,100	0
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(c)(e)	12,385	5,573
		6,750
Environmental - 0.9%
Covanta Holding Corp.:
5.875% 3/1/24	4,680	4,598
6% 1/1/27	3,440	3,302
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	4,733	4,615
		12,515
Food & Drug Retail - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.625% 1/15/27 (a)	2,295	2,306
4.875% 2/15/30 (a)	4,650	4,714
Performance Food Group, Inc. 5.5% 10/15/27 (a)	1,930	1,834
Tops Markets LLC 13% 11/19/24 pay-in-kind (e)	898	871
		9,725
Food/Beverage/Tobacco - 3.3%
Darling International, Inc. 5.25% 4/15/27 (a)	2,155	2,171
ESAL GmbH 6.25% 2/5/23 (a)	633	627
JBS Investments II GmbH:
5.75% 1/15/28 (a)	1,665	1,623
7% 1/15/26 (a)	1,795	1,862
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	3,895	3,944
5.875% 7/15/24 (a)	3,345	3,412
6.75% 2/15/28 (a)	4,025	4,311
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	10,845	10,981
6.5% 4/15/29 (a)	4,655	4,923
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (a)	1,485	1,570
Pilgrim's Pride Corp.:
5.75% 3/15/25 (a)	625	631
5.875% 9/30/27 (a)	1,110	1,123
Post Holdings, Inc.:
4.625% 4/15/30 (a)	1,585	1,553
5.625% 1/15/28 (a)	2,640	2,686
5.75% 3/1/27 (a)	4,735	4,847
		46,264
Gaming - 0.5%
MCE Finance Ltd. 5.375% 12/4/29 (a)	1,140	1,065
Scientific Games Corp.:
7% 5/15/28 (a)	1,185	853
7.25% 11/15/29 (a)	1,185	844
Transocean, Inc. 7.25% 11/1/25 (a)	4,035	1,533
Wynn Macau Ltd. 5.125% 12/15/29 (a)	2,345	2,263
		6,558
Healthcare - 5.9%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (a)	3,835	3,821
Catalent Pharma Solutions 5% 7/15/27 (a)	595	607
Centene Corp.:
4.25% 12/15/27 (a)	1,625	1,700
4.625% 12/15/29 (a)	5,675	6,214
4.75% 1/15/25 (a)	1,050	1,075
5.25% 4/1/25 (a)	555	579
5.375% 6/1/26 (a)	4,620	4,895
5.375% 8/15/26 (a)	1,185	1,262
Charles River Laboratories International, Inc. 4.25% 5/1/28 (a)	485	489
Community Health Systems, Inc.:
6.625% 2/15/25 (a)	1,835	1,684
8% 3/15/26 (a)	11,505	11,028
8.125% 6/30/24 (a)	6,140	4,098
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	3,020	3,016
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	3,635	3,690
Encompass Health Corp.:
5.75% 11/1/24	915	920
5.75% 9/15/25	400	406
Hologic, Inc.:
4.375% 10/15/25 (a)	1,860	1,869
4.625% 2/1/28 (a)	645	655
IMS Health, Inc. 5% 10/15/26 (a)	1,125	1,160
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	6,875	7,013
Ortho-Clinical Diagnostics, Inc. 7.25% 2/1/28 (a)	2,260	2,028
Radiology Partners, Inc. 9.25% 2/1/28 (a)	2,905	2,767
Service Corp. International 5.125% 6/1/29	920	957
Tenet Healthcare Corp.:
4.625% 7/15/24	5,035	4,969
5.125% 5/1/25	6,430	6,012
6.25% 2/1/27 (a)	4,660	4,588
Valeant Pharmaceuticals International, Inc.:
5.75% 8/15/27 (a)	490	517
7% 3/15/24 (a)	3,215	3,336
Vizient, Inc. 6.25% 5/15/27 (a)	450	473
		81,828
Homebuilders/Real Estate - 0.8%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (a)	805	803
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (a)	1,080	887
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.75% 1/15/28 (a)	2,100	1,901
5.875% 6/15/27 (a)	1,490	1,371
Uniti Group, Inc. 7.875% 2/15/25 (a)	2,455	2,363
VICI Properties, Inc.:
4.25% 12/1/26 (a)	3,015	2,818
4.625% 12/1/29 (a)	1,720	1,589
		11,732
Hotels - 0.4%
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30	1,180	1,130
5.125% 5/1/26	4,570	4,512
		5,642
Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (a)	5,150	4,558
8.125% 2/15/24 (a)	1,955	2,014
HUB International Ltd. 7% 5/1/26 (a)	1,750	1,726
		8,298
Leisure - 0.8%
Carnival Corp. 11.5% 4/1/23 (a)	4,510	4,712
Studio City Co. Ltd. 7.25% 11/30/21 (a)	3,645	3,597
Vail Resorts, Inc. 6.25% 5/15/25 (a)	850	878
Voc Escrow Ltd. 5% 2/15/28 (a)	1,625	1,277
		10,464
Metals/Mining - 1.2%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (c)(d)	1,770	0
Compass Minerals International, Inc. 6.75% 12/1/27 (a)	3,450	3,416
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	2,020	1,757
6.875% 3/1/26 (a)	2,020	1,747
7.25% 4/1/23 (a)	485	435
7.5% 4/1/25 (a)	3,910	3,408
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,330	1,336
5.125% 3/15/23 (a)	1,920	1,938
Howmet Aerospace, Inc. 6.875% 5/1/25	1,480	1,509
Kaiser Aluminum Corp. 4.625% 3/1/28 (a)	1,575	1,466
		17,012
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.375% 1/15/28 (a)	1,805	1,745
5% 10/15/25 (a)	3,545	3,563
Golden Nugget, Inc.:
6.75% 10/15/24 (a)	3,340	2,605
8.75% 10/1/25 (a)	1,630	913
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (a)	1,530	1,579
Yum! Brands, Inc.:
4.75% 1/15/30 (a)	400	408
7.75% 4/1/25 (a)	525	572
		11,385
Services - 0.7%
ASGN, Inc. 4.625% 5/15/28 (a)	1,350	1,245
CDK Global, Inc.:
5.25% 5/15/29 (a)	870	887
5.875% 6/15/26	670	702
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	1,360	1,248
Tempo Acquisition LLC 6.75% 6/1/25 (a)	1,380	1,339
The GEO Group, Inc.:
5.125% 4/1/23	1,365	1,143
5.875% 10/15/24	882	697
6% 4/15/26	1,360	1,030
United Rentals North America, Inc. 3.875% 11/15/27	795	777
		9,068
Steel - 0.3%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	1,495	1,402
Cleveland-Cliffs, Inc. 5.75% 3/1/25	1,312	938
Infrabuild Australia Pty Ltd. 12% 10/1/24 (a)	1,550	1,318
		3,658
Super Retail - 0.1%
Asbury Automotive Group, Inc.:
4.5% 3/1/28 (a)	492	413
4.75% 3/1/30 (a)	489	410
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (a)	450	458
		1,281
Technology - 3.1%
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	3,355	3,011
Camelot Finance SA 4.5% 11/1/26 (a)	1,515	1,526
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,070	2,080
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	5,375	5,384
Entegris, Inc. 4.625% 2/10/26 (a)	2,080	2,085
Fair Isaac Corp. 4% 6/15/28 (a)	1,530	1,519
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (a)	1,495	1,536
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	1,320	1,333
Match Group, Inc.:
5% 12/15/27 (a)	1,485	1,555
5.625% 2/15/29 (a)	1,565	1,639
NCR Corp. 8.125% 4/15/25 (a)	645	684
Open Text Corp. 3.875% 2/15/28 (a)	790	770
Open Text Holdings, Inc. 4.125% 2/15/30 (a)	790	768
Parametric Technology Corp.:
3.625% 2/15/25 (a)	925	911
4% 2/15/28 (a)	915	897
Qorvo, Inc. 5.5% 7/15/26	2,125	2,231
TTM Technologies, Inc. 5.625% 10/1/25 (a)	640	612
Uber Technologies, Inc.:
7.5% 9/15/27 (a)	4,130	4,213
8% 11/1/26 (a)	4,030	4,131
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (a)	980	952
10.5% 2/1/24 (a)	5,360	4,784
		42,621
Telecommunications - 6.4%
Altice Financing SA 5% 1/15/28 (a)	1,580	1,541
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	7,020	6,932
7.5% 10/15/26 (a)	1,620	1,620
Equinix, Inc. 5.375% 5/15/27	1,575	1,701
Front Range BidCo, Inc. 4% 3/1/27 (a)	2,375	2,303
Frontier Communications Corp.:
8% 4/1/27 (a)(c)	2,720	2,774
8.5% 4/1/26 (a)(c)	6,160	5,698
GTT Communications, Inc. 7.875% 12/31/24 (a)	150	90
Intelsat Jackson Holdings SA:
5.5% 8/1/23	7,385	4,011
8% 2/15/24 (a)	4,060	4,169
8.5% 10/15/24 (a)	3,665	2,126
9.75% 7/15/25 (a)	1,270	718
Neptune Finco Corp. 10.875% 10/15/25 (a)	5,445	5,886
Sable International Finance Ltd. 5.75% 9/7/27 (a)	4,030	4,030
Sabre GLBL, Inc. 9.25% 4/15/25 (a)	1,130	1,194
SBA Communications Corp. 3.875% 2/15/27 (a)	2,375	2,425
SFR Group SA:
5.5% 1/15/28 (a)	3,370	3,394
7.375% 5/1/26 (a)	3,270	3,417
8.125% 2/1/27 (a)	7,435	8,011
Sprint Capital Corp.:
6.875% 11/15/28	10,985	13,230
8.75% 3/15/32	8,870	12,462
Sprint Corp. 7.625% 3/1/26	490	579
		88,311
Transportation Ex Air/Rail - 0.7%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	7	6
4.375% 5/1/26 (a)	5	4
5.125% 10/1/23 (a)	4,115	3,681
5.25% 5/15/24 (a)	3,215	2,788
5.5% 1/15/23 (a)	3,665	3,367
		9,846
Utilities - 6.2%
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	970	987
5.75% 10/15/25	2,135	2,199
DCP Midstream Operating LP 5.125% 5/15/29	2,785	2,074
InterGen NV 7% 6/30/23 (a)	17,477	15,511
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,265	1,284
4.5% 9/15/27 (a)	880	903
NRG Energy, Inc.:
5.25% 6/15/29 (a)	1,615	1,730
5.75% 1/15/28	2,590	2,784
Pacific Gas & Electric Co.:
3.5% 10/1/20 (c)	800	818
3.75% 8/15/42 (c)	640	626
3.95% 12/1/47 (c)	3,240	3,167
4% 12/1/46 (c)	3,350	3,340
5.8% 3/1/37 (c)	5,745	6,434
6.05% 3/1/34 (c)	21,535	24,227
Pattern Energy Group, Inc. 5.875% 2/1/24 (a)	495	500
TerraForm Global, Inc. 6.125% 3/1/26 (a)	3,110	3,079
The AES Corp.:
4% 3/15/21	3,920	3,920
4.5% 3/15/23	2,590	2,584
5.125% 9/1/27	1,500	1,564
Vistra Operations Co. LLC:
5% 7/31/27 (a)	3,565	3,636
5.5% 9/1/26 (a)	522	537
5.625% 2/15/27 (a)	4,435	4,668
		86,572

TOTAL NONCONVERTIBLE BONDS		862,932

TOTAL CORPORATE BONDS
(Cost $970,413)		863,686
	Shares	Value (000s)

Common Stocks - 19.9%
Air Transportation - 0.5%
Air Canada (g)	437,300	6,359
Automotive & Auto Parts - 0.5%
Allison Transmission Holdings, Inc.	59,200	2,151
Motors Liquidation Co. GUC Trust (g)	39,832	419
Tesla, Inc. (g)	5,400	4,222
UC Holdings, Inc. (d)(g)	29,835	743

TOTAL AUTOMOTIVE & AUTO PARTS		7,535

Banks & Thrifts - 0.4%
Bank of America Corp.	122,200	2,939
JPMorgan Chase & Co.	30,200	2,892
WMI Holdings Corp. (g)	1,504	14

TOTAL BANKS & THRIFTS		5,845

Broadcasting - 0.4%
Gray Television, Inc. (g)	133,870	1,554
Nexstar Broadcasting Group, Inc. Class A	53,000	3,712

TOTAL BROADCASTING		5,266

Building Materials - 0.2%
Carrier Global Corp. (g)	152,600	2,703
Cable/Satellite TV - 0.5%
Altice U.S.A., Inc. Class A (g)	252,200	6,550
Capital Goods - 1.3%
Fortive Corp.	56,400	3,610
Thermo Fisher Scientific, Inc.	18,400	6,158
Zebra Technologies Corp. Class A (g)	37,000	8,497

TOTAL CAPITAL GOODS		18,265

Chemicals - 0.2%
CF Industries Holdings, Inc.	95,800	2,635
Consumer Products - 0.2%
Tempur Sealy International, Inc. (g)	41,000	2,204
Containers - 0.2%
Berry Global Group, Inc. (g)	53,200	2,117
Diversified Financial Services - 0.9%
American Express Co.	29,200	2,665
MasterCard, Inc. Class A	27,500	7,562
OneMain Holdings, Inc.	120,200	2,910

TOTAL DIVERSIFIED FINANCIAL SERVICES		13,137

Energy - 0.1%
Forbes Energy Services Ltd. (g)	65,062	6
MEG Energy Corp. (g)	376,900	842
Tidewater, Inc.:
warrants 11/14/42 (g)	36,326	231
warrants 11/14/42 (g)	12,651	80
Tribune Resources, Inc. (d)(g)	175,172	557
Tribune Resources, Inc. warrants 3/30/23 (d)(g)	49,910	25
Ultra Petroleum Corp. warrants 7/14/25 (g)	39,270	0

TOTAL ENERGY		1,741

Food & Drug Retail - 0.3%
Southeastern Grocers, Inc. (d)(g)	57,894	2,348
Tops Markets Corp. (d)(g)	4,395	1,545
Tops Markets Corp. (Escrow) (d)(g)(h)	4,395,000	0

TOTAL FOOD & DRUG RETAIL		3,893

Food/Beverage/Tobacco - 0.8%
Darling International, Inc. (g)	133,200	2,743
JBS SA	1,939,300	8,502

TOTAL FOOD/BEVERAGE/TOBACCO		11,245

Gaming - 1.1%
Boyd Gaming Corp.	177,200	2,957
Eldorado Resorts, Inc. (g)	183,800	3,941
MGM Mirage, Inc.	86,400	1,454
Penn National Gaming, Inc. (g)	343,900	6,128
Studio City International Holdings Ltd. ADR (g)	35,600	619

TOTAL GAMING		15,099

Healthcare - 2.3%
Bausch Health Cos., Inc. (Canada) (g)	61,500	1,111
Bristol-Myers Squibb Co.	43,000	2,615
Charles River Laboratories International, Inc. (g)	26,800	3,877
Cigna Corp.	22,900	4,483
HCA Holdings, Inc.	47,100	5,175
Humana, Inc.	13,300	5,078
IQVIA Holdings, Inc. (g)	22,900	3,265
Jazz Pharmaceuticals PLC (g)	19,947	2,199
UnitedHealth Group, Inc.	15,700	4,592

TOTAL HEALTHCARE		32,395

Metals/Mining - 0.1%
First Quantum Minerals Ltd.	203,300	1,241
Warrior Metropolitan Coal, Inc.	692	9

TOTAL METALS/MINING		1,250

Services - 1.4%
ASGN, Inc. (g)	25,300	1,175
CDK Global, Inc.	56,258	2,210
HD Supply Holdings, Inc. (g)	128,500	3,814
United Rentals, Inc. (g)	36,900	4,742
Visa, Inc. Class A	44,400	7,935

TOTAL SERVICES		19,876

Super Retail - 0.2%
Amazon.com, Inc. (g)	1,000	2,474
Arena Brands Holding Corp. Class B (d)(g)(h)	42,253	99

TOTAL SUPER RETAIL		2,573

Technology - 6.2%
Adobe, Inc. (g)	30,900	10,927
Alphabet, Inc. Class A (g)	6,500	8,754
CDW Corp.	21,200	2,349
EPAM Systems, Inc. (g)	30,600	6,759
Facebook, Inc. Class A (g)	37,794	7,737
Fiserv, Inc. (g)	37,178	3,832
Global Payments, Inc.	49,100	8,152
GoDaddy, Inc. (g)	38,800	2,694
Lam Research Corp.	18,500	4,723
Microchip Technology, Inc. (i)	72,900	6,396
Microsoft Corp.	55,300	9,910
ON Semiconductor Corp. (g)	189,400	3,039
PayPal Holdings, Inc. (g)	33,400	4,108
Salesforce.com, Inc. (g)	8,900	1,441
SS&C Technologies Holdings, Inc.	49,100	2,708
VMware, Inc. Class A (g)(i)	22,500	2,959

TOTAL TECHNOLOGY		86,488

Telecommunications - 0.7%
Palo Alto Networks, Inc. (g)	16,500	3,242
T-Mobile U.S., Inc. (g)	79,300	6,963

TOTAL TELECOMMUNICATIONS		10,205

Utilities - 1.4%
NRG Energy, Inc.	217,600	7,296
PG&E Corp. (g)	230,700	2,455
Vistra Energy Corp.	475,789	9,297

TOTAL UTILITIES		19,048

TOTAL COMMON STOCKS
(Cost $258,963)		276,429
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 6.0%
Aerospace - 0.0%
Arconic Rolled Products Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.24% 3/25/27 (e)(f)(j)	205	203
Air Transportation - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 4/8/26 (e)(f)(j)	201	175
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 4/8/26 (e)(f)(j)	108	94

TOTAL AIR TRANSPORTATION		269

Banks & Thrifts - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.1536% 2/27/26 (e)(f)(j)	95	90
Building Materials - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.1916% 8/13/25 (e)(f)(j)	655	582
Cable/Satellite TV - 0.4%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.814% 10/22/26 (e)(f)(j)	305	298
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (e)(f)(j)	5,559	5,147

TOTAL CABLE/SATELLITE TV		5,445

Chemicals - 0.4%
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.9501% 3/1/26 (e)(f)(j)	6,351	5,990
Diversified Financial Services - 0.1%
RPI 2019 Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.1536% 2/11/27 (e)(f)(j)	1,162	1,126
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.1536% 2/11/27 (e)(f)(j)	834	810

TOTAL DIVERSIFIED FINANCIAL SERVICES		1,936

Energy - 1.5%
Ascent Resources Marcellus LLC term loan 3 month U.S. LIBOR + 6.500% 7.5% 3/30/23 (e)(f)(j)	107	89
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.1536% 11/3/25 (e)(f)(j)	938	437
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9883% 12/31/21 (e)(f)(j)	14,365	512
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3633% 12/31/22 (e)(f)(j)	17,485	3,837
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (e)(f)(j)	12,045	4,256
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (e)(f)(j)	219	181
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 3/28/24 (e)(f)(j)	4,079	3,589
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.072% 3/23/26 (e)(f)(j)	810	603
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.62% 3/1/26 (e)(f)(j)	6,520	3,892
Forbes Energy Services LLC Tranche B, term loan 18% 4/13/21 (d)(e)(j)	669	674
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.9894% 3/1/24 (e)(f)(j)	5,790	492
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.3125% 11/14/25 (e)(f)(j)	341	307
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 5/11/20(c)(d)(f)(j)	1,671	1,336
term loan 7.25% 5/11/20(c)(d)(e)(j)	721	577

TOTAL ENERGY		20,782

Entertainment/Film - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.2309% 2/10/27 (e)(f)(j)	1,190	1,071
Food & Drug Retail - 0.1%
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 10% 11/19/23 (d)(e)(f)(j)	1,763	1,772
Healthcare - 0.7%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.4375% 6/13/26 (e)(f)(j)	9,751	9,193
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.9683% 5/9/25 (e)(f)(j)	1,672	1,567
Services - 1.5%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (e)(f)(j)	9,324	8,063
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.7001% 8/22/25 (e)(f)(j)	2,615	1,961
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 2/21/25 (e)(f)(j)	781	627
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4036% 1/23/27 (e)(f)(j)	310	295
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (e)(f)(j)	1,152	1,089
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 11/14/22 (e)(f)(j)	9,334	8,531

TOTAL SERVICES		20,566

Technology - 0.2%
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.6536% 10/31/26 (e)(f)(j)	165	157
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 11/4/26 (e)(f)(j)	85	81
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7633% 11/1/23 (e)(f)(j)	2,084	2,010
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8633% 2/19/27 (e)(f)(j)	325	306
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.9451% 10/11/26 (e)(f)(j)	473	376
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9451% 10/11/25 (e)(f)(j)	332	295

TOTAL TECHNOLOGY		3,225

Telecommunications - 0.5%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.74% 5/31/25 (e)(f)(j)	1,306	943
SFR Group SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 4.5015% 1/31/26 (e)(f)(j)	4,724	4,350
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.4036% 3/9/27 (e)(f)(j)	1,215	1,139

TOTAL TELECOMMUNICATIONS		6,432

Utilities - 0.4%
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/24/26 (e)(f)(j)	340	326
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.9929% 3/2/27 (e)(f)(j)	4,750	4,453

TOTAL UTILITIES		4,779

TOTAL BANK LOAN OBLIGATIONS
(Cost $127,630)		83,902

Preferred Securities - 8.6%
Banks & Thrifts - 7.8%
Bank of America Corp.:
5.125% (e)(k)	12,000	12,014
5.875% (e)(k)	14,280	14,673
6.1% (e)(k)	2,590	2,761
Citigroup, Inc.:
4.7% (e)(k)	2,135	1,885
5% (e)(k)	13,000	11,909
5.35% (e)(k)	12,655	11,892
6.3% (e)(k)	4,585	4,661
Goldman Sachs Group, Inc.:
4.4% (e)(k)	1,120	1,007
4.95% (e)(k)	1,880	1,791
5.3% (e)(k)	15,000	15,640
JPMorgan Chase & Co.:
4% (e)(k)	4,755	4,172
4.6% (e)(k)	3,265	2,969
5% (e)(k)	24,800	23,374

TOTAL BANKS & THRIFTS		108,748

Diversified Financial Services - 0.2%
AerCap Holdings NV 5.875% 10/10/79 (e)	4,820	3,234
Energy - 0.6%
Energy Transfer Partners LP 7.125% (e)	10,000	8,165
TOTAL PREFERRED SECURITIES
(Cost $130,140)		120,147
	Shares	Value (000s)

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.16% (l)	32,847,965	32,858
Fidelity Securities Lending Cash Central Fund 0.11% (l)(m)	9,945,420	9,946
TOTAL MONEY MARKET FUNDS
(Cost $42,801)		42,804
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,529,947)		1,386,968
NET OTHER ASSETS (LIABILITIES) - 0.3%		4,055
NET ASSETS - 100%		$1,391,023

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $578,975,000 or 41.6% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Non-income producing - Security is in default.

 (d) Level 3 security

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing

 (h) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $99,000 or 0.0% of net assets.

 (i) Security or a portion of the security is on loan at period end.

 (j) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$1,538
Tops Markets Corp. (Escrow)	11/16/18	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$857
Fidelity Securities Lending Cash Central Fund	1
Total	$858

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$35,270	$35,270	$--	$--
Consumer Discretionary	24,841	23,999	--	842
Consumer Staples	15,138	11,245	--	3,893
Energy	1,741	1,159	--	582
Financials	11,839	11,839	--	--
Health Care	38,553	38,553	--	--
Industrials	24,554	24,554	--	--
Information Technology	99,443	99,443	--	--
Materials	6,002	6,002	--	--
Utilities	19,048	19,048	--	--
Corporate Bonds	863,686	--	863,686	--
Bank Loan Obligations	83,902	--	79,543	4,359
Preferred Securities	120,147	--	120,147	--
Money Market Funds	42,804	42,804	--	--
Total Investments in Securities:	$1,386,968	$313,916	$1,063,376	$9,676

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.9%
Netherlands	3.1%
Cayman Islands	2.9%
Canada	2.8%
Multi-National	2.6%
Luxembourg	2.3%
France	1.3%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,333) — See accompanying schedule: Unaffiliated issuers (cost $1,487,146)	$1,344,164
Fidelity Central Funds (cost $42,801)	42,804
Total Investment in Securities (cost $1,529,947)		$1,386,968
Receivable for investments sold		6,033
Receivable for fund shares sold		1,448
Dividends receivable		302
Interest receivable		16,926
Distributions receivable from Fidelity Central Funds		8
Prepaid expenses		1
Other receivables		43
Total assets		1,411,729
Liabilities
Payable for investments purchased
Regular delivery	$5,252
Delayed delivery	900
Payable for fund shares redeemed	2,974
Distributions payable	484
Accrued management fee	623
Distribution and service plan fees payable	199
Other affiliated payables	206
Other payables and accrued expenses	121
Collateral on securities loaned	9,947
Total liabilities		20,706
Net Assets		$1,391,023
Net Assets consist of:
Paid in capital		$1,528,793
Total accumulated earnings (loss)		(137,770)
Net Assets		$1,391,023
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($425,098 ÷ 43,052 shares)(a)		$9.87
Maximum offering price per share (100/96.00 of $9.87)		$10.28
Class M:
Net Asset Value and redemption price per share ($266,645 ÷ 26,853 shares)(a)		$9.93
Maximum offering price per share (100/96.00 of $9.93)		$10.34
Class C:
Net Asset Value and offering price per share ($72,632 ÷ 7,369 shares)(a)		$9.86
Class I:
Net Asset Value, offering price and redemption price per share ($486,083 ÷ 52,570 shares)		$9.25
Class Z:
Net Asset Value, offering price and redemption price per share ($140,565 ÷ 15,200 shares)		$9.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$4,359
Interest		34,540
Income from Fidelity Central Funds (including $1 from security lending)		858
Total income		39,757
Expenses
Management fee	$4,446
Transfer agent fees	1,122
Distribution and service plan fees	1,427
Accounting fees	271
Custodian fees and expenses	15
Independent trustees' fees and expenses	5
Registration fees	67
Audit	43
Legal	(78)
Miscellaneous	46
Total expenses before reductions	7,364
Expense reductions	(44)
Total expenses after reductions		7,320
Net investment income (loss)		32,437
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,277
Fidelity Central Funds	8
Foreign currency transactions	(14)
Total net realized gain (loss)		7,271
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(195,643)
Fidelity Central Funds	3
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		(195,643)
Net gain (loss)		(188,372)
Net increase (decrease) in net assets resulting from operations		$(155,935)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,437	$85,768
Net realized gain (loss)	7,271	(12,433)
Change in net unrealized appreciation (depreciation)	(195,643)	52,177
Net increase (decrease) in net assets resulting from operations	(155,935)	125,512
Distributions to shareholders	(35,878)	(97,603)
Share transactions - net increase (decrease)	(98,939)	(181,460)
Total increase (decrease) in net assets	(290,752)	(153,551)
Net Assets
Beginning of period	1,681,775	1,835,326
End of period	$1,391,023	$1,681,775

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor High Income Advantage Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.12	$10.93	$11.41	$10.57	$10.43	$10.88
Income from Investment Operations
Net investment income (loss)A	.213	.517	.606	.525	.501	.498
Net realized and unrealized gain (loss)	(1.228)	.260	(.543)	.796	.123	(.489)
Total from investment operations	(1.015)	.777	.063	1.321	.624	.009
Distributions from net investment income	(.229)	(.587)	(.543)	(.482)	(.485)	(.451)
Distributions from net realized gain	(.006)	–	–	–	–	(.010)
Total distributions	(.235)	(.587)	(.543)	(.482)	(.485)	(.461)
Redemption fees added to paid in capitalA	–	–	–B	.001	.001	.002
Net asset value, end of period	$9.87	$11.12	$10.93	$11.41	$10.57	$10.43
Total ReturnC,D,E	(9.29)%	7.41%	.50%	12.75%	6.30%	.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.01%	.99%	1.02%	1.04%	1.02%
Expenses net of fee waivers, if any	1.00%H	1.00%	.99%	1.01%	1.03%	1.02%
Expenses net of all reductions	1.00%H	1.00%	.99%	1.01%	1.03%	1.02%
Net investment income (loss)	3.96%H	4.70%	5.35%	4.75%	4.94%	4.62%
Supplemental Data
Net assets, end of period (in millions)	$425	$515	$467	$507	$593	$636
Portfolio turnover rateI	49%H	53%	45%	49%	46%	42%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Advantage Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.18	$10.99	$11.47	$10.63	$10.49	$10.93
Income from Investment Operations
Net investment income (loss)A	.215	.521	.611	.529	.505	.501
Net realized and unrealized gain (loss)	(1.229)	.259	(.545)	.795	.123	(.479)
Total from investment operations	(1.014)	.780	.066	1.324	.628	.022
Distributions from net investment income	(.230)	(.590)	(.546)	(.485)	(.489)	(.454)
Distributions from net realized gain	(.006)	–	–	–	–	(.010)
Total distributions	(.236)	(.590)	(.546)	(.485)	(.489)	(.464)
Redemption fees added to paid in capitalA	–	–	–B	.001	.001	.002
Net asset value, end of period	$9.93	$11.18	$10.99	$11.47	$10.63	$10.49
Total ReturnC,D,E	(9.22)%	7.39%	.53%	12.71%	6.30%	.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	.98%	1.01%	1.03%	1.02%
Expenses net of fee waivers, if any	1.00%H	1.00%	.98%	1.01%	1.03%	1.02%
Expenses net of all reductions	.99%H	1.00%	.98%	1.01%	1.03%	1.02%
Net investment income (loss)	3.96%H	4.71%	5.36%	4.76%	4.95%	4.63%
Supplemental Data
Net assets, end of period (in millions)	$267	$329	$337	$382	$409	$445
Portfolio turnover rateI	49%H	53%	45%	49%	46%	42%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Advantage Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.10	$10.91	$11.39	$10.55	$10.41	$10.86
Income from Investment Operations
Net investment income (loss)A	.171	.434	.520	.440	.424	.415
Net realized and unrealized gain (loss)	(1.218)	.258	(.543)	.796	.122	(.488)
Total from investment operations	(1.047)	.692	(.023)	1.236	.546	(.073)
Distributions from net investment income	(.187)	(.502)	(.457)	(.397)	(.407)	(.369)
Distributions from net realized gain	(.006)	–	–	–	–	(.010)
Total distributions	(.193)	(.502)	(.457)	(.397)	(.407)	(.379)
Redemption fees added to paid in capitalA	–	–	–B	.001	.001	.002
Net asset value, end of period	$9.86	$11.10	$10.91	$11.39	$10.55	$10.41
Total ReturnC,D,E	(9.56)%	6.60%	(.26)%	11.92%	5.51%	(.70)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%H	1.77%	1.75%	1.78%	1.79%	1.78%
Expenses net of fee waivers, if any	1.77%H	1.77%	1.75%	1.77%	1.79%	1.78%
Expenses net of all reductions	1.77%H	1.76%	1.75%	1.77%	1.79%	1.78%
Net investment income (loss)	3.19%H	3.94%	4.59%	3.99%	4.18%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$73	$89	$130	$156	$163	$171
Portfolio turnover rateI	49%H	53%	45%	49%	46%	42%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Advantage Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.42	$10.25	$10.70	$9.91	$9.78	$10.20
Income from Investment Operations
Net investment income (loss)A	.213	.512	.590	.517	.493	.488
Net realized and unrealized gain (loss)	(1.148)	.241	(.499)	.750	.113	(.455)
Total from investment operations	(.935)	.753	.091	1.267	.606	.033
Distributions from net investment income	(.229)	(.583)	(.541)	(.478)	(.477)	(.445)
Distributions from net realized gain	(.006)	–	–	–	–	(.010)
Total distributions	(.235)	(.583)	(.541)	(.478)	(.477)	(.455)
Redemption fees added to paid in capitalA	–	–	–B	.001	.001	.002
Net asset value, end of period	$9.25	$10.42	$10.25	$10.70	$9.91	$9.78
Total ReturnC,D	(9.14)%	7.67%	.80%	13.06%	6.54%	.31%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.76%	.75%	.77%	.80%	.80%
Expenses net of fee waivers, if any	.74%G	.76%	.75%	.77%	.80%	.80%
Expenses net of all reductions	.74%G	.76%	.75%	.77%	.80%	.80%
Net investment income (loss)	4.22%G	4.95%	5.57%	5.00%	5.17%	4.84%
Supplemental Data
Net assets, end of period (in millions)	$486	$612	$883	$811	$755	$760
Portfolio turnover rateH	49%G	53%	45%	49%	46%	42%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Advantage Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.42	$10.25	$10.69
Income from Investment Operations
Net investment income (loss)B	.217	.516	.034
Net realized and unrealized gain (loss)	(1.147)	.248	(.438)
Total from investment operations	(.930)	.764	(.404)
Distributions from net investment income	(.234)	(.594)	(.036)
Distributions from net realized gain	(.006)	–	–
Total distributions	(.240)	(.594)	(.036)
Net asset value, end of period	$9.25	$10.42	$10.25
Total ReturnC,D	(9.09)%	7.79%	(3.78)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G	.65%	.63%G
Expenses net of fee waivers, if any	.65%G	.65%	.63%G
Expenses net of all reductions	.65%G	.65%	.63%G
Net investment income (loss)	4.31%G	5.06%	5.46%G
Supplemental Data
Net assets, end of period (in millions)	$141	$137	$18
Portfolio turnover rateH	49%G	53%	45%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $28 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards, partnerships, defaulted bonds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$66,660
Gross unrealized depreciation	(201,666)
Net unrealized appreciation (depreciation)	$(135,006)
Tax cost	$1,521,974

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(11,866)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor High Income Advantage Fund	359,487	358,411

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$612	$19
Class M	-%	.25%	387	8
Class C	.75%	.25%	428	105
			$1,427	$132

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$31
Class M	6
Class C(a)	16
$53

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$372.15
Class M	228.15
Class C	72.17
Class I	409.15
Class Z	41.05
	$1,122

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor High Income Advantage Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor High Income Advantage Fund	$2

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor High Income Advantage Fund	$2

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to less than five hundred dollars. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $17 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $11.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2.

In addition, during the period the investment adviser or an affiliate reimbursed the Fund $14 for an operational error which is included in the accompanying Statement of Operations.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2020	Year ended October 31, 2019
Distributions to shareholders
Class A	$10,663	$25,832
Class M	6,731	17,699
Class C	1,534	5,011
Class I	13,163	45,442
Class Z	3,787	3,619
Total	$35,878	$97,603

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2020	Year ended October 31, 2019	Six months ended April 30, 2020	Year ended October 31, 2019
Class A
Shares sold	3,869	13,284	$42,171	$146,759
Reinvestment of distributions	904	2,177	9,732	23,539
Shares redeemed	(7,987)	(11,934)	(84,416)	(131,037)
Net increase (decrease)	(3,214)	3,527	$(32,513)	$39,261
Class M
Shares sold	2,043	4,243	$22,208	$47,099
Reinvestment of distributions	580	1,522	6,284	16,525
Shares redeemed	(5,230)	(6,973)	(55,295)	(76,847)
Net increase (decrease)	(2,607)	(1,208)	$(26,803)	$(13,223)
Class C
Shares sold	1,135	2,682	$12,265	$29,440
Reinvestment of distributions	133	441	1,432	4,707
Shares redeemed	(1,895)	(6,999)	(19,231)	(76,889)
Net increase (decrease)	(627)	(3,876)	$(5,534)	$(42,742)
Class I
Shares sold	13,487	28,794	$131,089	$297,138
Reinvestment of distributions	1,161	4,006	11,719	40,475
Shares redeemed	(20,808)	(60,237)	(203,620)	(619,902)
Net increase (decrease)	(6,160)	(27,437)	$(60,812)	$(282,289)
Class Z
Shares sold	6,394	14,270	$67,239	$147,559
Reinvestment of distributions	273	221	2,740	2,271
Shares redeemed	(4,638)	(3,111)	(43,256)	(32,297)
Net increase (decrease)	2,029	11,380	$26,723	$117,533

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Class A	1.00%
Actual		$1,000.00	$907.10	$4.74
Hypothetical-C		$1,000.00	$1,019.89	$5.02
Class M	1.00%
Actual		$1,000.00	$907.80	$4.74
Hypothetical-C		$1,000.00	$1,019.89	$5.02
Class C	1.77%
Actual		$1,000.00	$904.40	$8.38
Hypothetical-C		$1,000.00	$1,016.06	$8.87
Class I	.74%
Actual		$1,000.00	$908.60	$3.51
Hypothetical-C		$1,000.00	$1,021.18	$3.72
Class Z	.65%
Actual		$1,000.00	$909.10	$3.09
Hypothetical-C		$1,000.00	$1,021.63	$3.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor High Income Advantage Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor High Income Advantage Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor High Income Advantage Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of Class Z ranked below the competitive median for the 12-month period ended June 30, 2019, the total expense ratio of each of Class A and Class M ranked equal to the competitive median for the 12-month period ended June 30, 2019, and the total expense ratio of each of Class C and Class I ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

HY-SANN-0620
1.703458.122

Fidelity Advisor® Value Fund

Semi-Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Vistra Energy Corp.	1.9
Sempra Energy	1.8
Digital Realty Trust, Inc.	1.4
Entergy Corp.	1.3
Centene Corp.	1.3
CubeSmart	1.3
Cheniere Energy, Inc.	1.2
The Williams Companies, Inc.	1.1
Edison International	1.1
The Travelers Companies, Inc.	1.0
13.4

Top Five Market Sectors as of April 30, 2020

% of fund's net assets
Industrials	17.5
Financials	12.5
Materials	10.8
Utilities	9.4
Real Estate	9.4

Asset Allocation (% of fund's net assets)

As of April 30, 2020*
Stocks and Equity Futures	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 13.8%

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 2.4%
Media - 2.4%
Discovery Communications, Inc. Class A (a)	5,500	$123,310
DISH Network Corp. Class A (a)	12,548	313,888
Interpublic Group of Companies, Inc.	19,500	331,110
Liberty Global PLC Class C (a)	11,684	213,934
Nexstar Broadcasting Group, Inc. Class A	6,500	455,260
		1,437,502
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	2,400	142,154
Distributors - 0.5%
LKQ Corp. (a)	12,600	329,490
Diversified Consumer Services - 0.4%
Laureate Education, Inc. Class A (a)	26,600	251,902
Hotels, Restaurants & Leisure - 0.8%
Boyd Gaming Corp.	5,900	98,471
Eldorado Resorts, Inc. (a)	17,158	367,868
		466,339
Household Durables - 2.3%
D.R. Horton, Inc.	6,711	316,893
Mohawk Industries, Inc. (a)	5,215	457,460
Tempur Sealy International, Inc. (a)	4,700	252,625
Whirlpool Corp.	3,000	335,220
		1,362,198
Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	10,100	402,283
Leisure Products - 0.5%
Mattel, Inc. (a)(b)	31,817	277,444
Specialty Retail - 2.1%
L Brands, Inc.	19,300	229,477
Lithia Motors, Inc. Class A (sub. vtg.)	2,600	287,456
Lowe's Companies, Inc.	2,740	287,015
Michaels Companies, Inc. (a)(b)	49,400	150,176
Sally Beauty Holdings, Inc. (a)	28,800	279,648
		1,233,772
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (a)	10,800	164,700
PVH Corp.	3,600	177,228
Tapestry, Inc.	29,000	431,520
		773,448

TOTAL CONSUMER DISCRETIONARY		5,239,030

CONSUMER STAPLES - 6.2%
Food & Staples Retailing - 0.9%
U.S. Foods Holding Corp. (a)	24,545	527,718
Food Products - 3.4%
Conagra Brands, Inc.	15,400	514,976
Darling International, Inc. (a)	24,261	499,534
Nomad Foods Ltd. (a)	16,398	337,963
Post Holdings, Inc. (a)	1,800	165,330
Tyson Foods, Inc. Class A	8,027	499,199
		2,017,002
Household Products - 1.1%
Energizer Holdings, Inc.	9,100	354,536
Spectrum Brands Holdings, Inc.	7,191	309,644
		664,180
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	5,200	143,572
Tobacco - 0.6%
Altria Group, Inc.	9,300	365,025

TOTAL CONSUMER STAPLES		3,717,497

ENERGY - 6.8%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	4,468	62,329
Oil, Gas & Consumable Fuels - 6.7%
Cabot Oil & Gas Corp.	5,412	117,007
Cenovus Energy, Inc. (Canada)	69,869	253,485
Cheniere Energy, Inc. (a)	14,855	693,580
Devon Energy Corp.	8,409	104,860
Energy Transfer Equity LP	24,400	204,960
Hess Corp.	11,900	578,816
Marathon Petroleum Corp.	2,731	87,610
Noble Energy, Inc.	44,600	437,526
Pioneer Natural Resources Co.	1,300	116,103
Teekay LNG Partners LP	17,300	200,161
The Williams Companies, Inc.	35,200	681,824
Valero Energy Corp.	7,400	468,790
WPX Energy, Inc. (a)	14,076	86,286
		4,031,008

TOTAL ENERGY		4,093,337

FINANCIALS - 12.5%
Banks - 2.6%
Bank of Kyoto Ltd.	4,000	138,284
Comerica, Inc.	2,700	94,122
Fifth Third Bancorp	3,700	69,153
First Citizens Bancshares, Inc.	994	379,708
M&T Bank Corp.	3,500	392,280
Signature Bank	2,700	289,386
Wells Fargo & Co.	5,900	171,395
		1,534,328
Capital Markets - 3.6%
Ameriprise Financial, Inc.	4,431	509,299
Apollo Global Management LLC Class A	11,234	454,865
Lazard Ltd. Class A	9,800	269,500
LPL Financial	7,200	433,584
Raymond James Financial, Inc.	7,000	461,440
		2,128,688
Consumer Finance - 2.7%
Ally Financial, Inc.	4,500	73,755
Capital One Financial Corp.	5,948	385,192
Discover Financial Services	9,100	391,027
Navient Corp.	10,900	83,058
OneMain Holdings, Inc.	12,816	310,275
SLM Corp.	48,490	404,407
		1,647,714
Diversified Financial Services - 0.2%
ECN Capital Corp.	53,200	150,968
Insurance - 3.2%
AMBAC Financial Group, Inc. (a)	19,801	340,577
American International Group, Inc.	7,200	183,096
Axis Capital Holdings Ltd.	4,800	175,680
First American Financial Corp.	3,900	179,868
Old Republic International Corp.	22,600	360,470
Reinsurance Group of America, Inc.	700	73,276
The Travelers Companies, Inc.	6,000	607,260
		1,920,227
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd.	3,600	98,352

TOTAL FINANCIALS		7,480,277

HEALTH CARE - 9.0%
Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc. (a)	4,100	440,627
Ascendis Pharma A/S sponsored ADR (a)	500	67,865
Ironwood Pharmaceuticals, Inc. Class A (a)	3,800	38,000
United Therapeutics Corp. (a)	300	32,868
		579,360
Health Care Equipment & Supplies - 1.1%
Dentsply Sirona, Inc.	1,400	59,416
Envista Holdings Corp. (a)	14,700	286,209
Hill-Rom Holdings, Inc.	500	56,245
Hologic, Inc. (a)	400	20,040
The Cooper Companies, Inc.	286	81,996
Zimmer Biomet Holdings, Inc.	1,286	153,934
		657,840
Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	463	41,513
Cardinal Health, Inc.	2,135	105,640
Centene Corp. (a)	11,747	782,115
Cigna Corp.	2,900	567,762
Humana, Inc.	1,000	381,820
Laboratory Corp. of America Holdings (a)	1,047	172,179
McKesson Corp.	1,200	169,500
Molina Healthcare, Inc. (a)	400	65,588
Premier, Inc. (a)	10,500	348,180
Universal Health Services, Inc. Class B	500	52,845
		2,687,142
Health Care Technology - 0.6%
Change Healthcare, Inc.	31,700	368,988
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	1,446	110,850
Bio-Rad Laboratories, Inc. Class A (a)	437	192,324
IQVIA Holdings, Inc. (a)	728	103,806
		406,980
Pharmaceuticals - 1.1%
Bayer AG	4,100	270,208
Jazz Pharmaceuticals PLC (a)	3,238	356,990
Mylan NV (a)	1,700	28,509
		655,707

TOTAL HEALTH CARE		5,356,017

INDUSTRIALS - 17.5%
Aerospace & Defense - 0.4%
General Dynamics Corp.	1,600	208,992
Textron, Inc.	1,400	36,904
		245,896
Air Freight & Logistics - 0.9%
FedEx Corp.	2,700	342,279
XPO Logistics, Inc. (a)	2,600	173,524
		515,803
Building Products - 0.3%
Carrier Global Corp. (a)	1,500	26,565
Jeld-Wen Holding, Inc. (a)	11,244	142,799
		169,364
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	3,600	124,164
KAR Auction Services, Inc.	23,600	353,528
The Brink's Co.	6,300	322,056
		799,748
Construction & Engineering - 3.3%
AECOM (a)	16,582	601,263
Arcadis NV	20,922	325,339
Fluor Corp.	28,300	331,110
Granite Construction, Inc.	22,500	369,900
Williams Scotsman Corp. (a)	30,900	359,985
		1,987,597
Electrical Equipment - 2.0%
Atkore International Group, Inc. (a)	7,600	184,984
Regal Beloit Corp.	3,866	274,525
Sensata Technologies, Inc. PLC (a)	16,094	585,500
Vertiv Holdings Co. (a)	13,600	144,024
		1,189,033
Industrial Conglomerates - 0.1%
General Electric Co.	12,713	86,448
Machinery - 1.9%
Allison Transmission Holdings, Inc.	15,464	561,962
Colfax Corp. (a)(b)	4,900	126,371
Kennametal, Inc.	5,700	145,977
Stanley Black & Decker, Inc.	2,500	275,500
		1,109,810
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	124	123,411
Professional Services - 1.8%
ASGN, Inc. (a)	8,300	385,535
Intertrust NV (c)	14,740	232,278
Nielsen Holdings PLC	29,534	435,036
		1,052,849
Road & Rail - 1.7%
Knight-Swift Transportation Holdings, Inc. Class A (b)	12,000	446,160
Ryder System, Inc.	14,309	506,539
TFI International, Inc. (Canada)	1,500	41,596
		994,295
Trading Companies & Distributors - 3.6%
AerCap Holdings NV (a)	9,261	260,419
Ashtead Group PLC	7,228	198,005
Beacon Roofing Supply, Inc. (a)	19,200	422,400
Fortress Transportation & Infrastructure Investors LLC	16,028	188,489
GMS, Inc. (a)	7,100	130,498
HD Supply Holdings, Inc. (a)	14,495	430,212
MRC Global, Inc. (a)	20,618	110,512
Univar, Inc. (a)	30,700	445,764
		2,186,299

TOTAL INDUSTRIALS		10,460,553

INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 1.3%
CommScope Holding Co., Inc. (a)	27,974	307,994
Extreme Networks, Inc. (a)	16,900	57,460
F5 Networks, Inc. (a)	1,300	181,038
ViaSat, Inc. (a)	5,400	228,960
		775,452
Electronic Equipment & Components - 1.0%
Flextronics International Ltd. (a)	43,723	426,736
Insight Enterprises, Inc. (a)	2,700	146,583
		573,319
IT Services - 2.2%
Alliance Data Systems Corp.	4,600	230,322
Capgemini SA	2,800	263,083
DXC Technology Co.	18,076	327,718
Econocom Group SA	71,500	137,745
Unisys Corp. (a)	26,748	336,757
		1,295,625
Semiconductors & Semiconductor Equipment - 1.0%
Marvell Technology Group Ltd.	13,500	360,990
NXP Semiconductors NV	2,700	268,839
		629,829
Software - 0.6%
SS&C Technologies Holdings, Inc.	6,900	380,604

TOTAL INFORMATION TECHNOLOGY		3,654,829

MATERIALS - 10.8%
Chemicals - 6.2%
Axalta Coating Systems Ltd. (a)	21,279	420,047
Celanese Corp. Class A	2,159	179,348
DuPont de Nemours, Inc.	12,774	600,633
Element Solutions, Inc. (a)	33,000	338,250
FMC Corp.	2,511	230,761
LyondellBasell Industries NV Class A	1,618	93,763
Olin Corp.	42,187	563,196
The Chemours Co. LLC	23,456	275,139
Tronox Holdings PLC	49,800	339,636
W.R. Grace & Co.	8,100	382,563
Westlake Chemical Corp.	5,962	259,049
		3,682,385
Construction Materials - 1.2%
Eagle Materials, Inc.	4,100	250,141
Martin Marietta Materials, Inc.	661	125,742
Summit Materials, Inc. (a)	24,000	362,640
		738,523
Containers & Packaging - 2.2%
Avery Dennison Corp.	1,297	143,176
Berry Global Group, Inc. (a)(b)	11,600	461,564
Crown Holdings, Inc. (a)	6,400	412,224
O-I Glass, Inc.	39,243	323,362
		1,340,326
Metals & Mining - 1.2%
Antofagasta PLC	5,964	61,070
Barrick Gold Corp.	9,180	236,110
Constellium NV (a)	42,300	328,248
Steel Dynamics, Inc.	4,110	99,750
		725,178

TOTAL MATERIALS		6,486,412

REAL ESTATE - 9.4%
Equity Real Estate Investment Trusts (REITs) - 7.9%
Alexandria Real Estate Equities, Inc.	3,700	581,233
American Tower Corp.	1,243	295,834
CubeSmart	30,100	758,520
Digital Realty Trust, Inc.	5,500	822,195
Douglas Emmett, Inc.	9,043	275,721
Equinix, Inc.	772	521,254
Equity Lifestyle Properties, Inc.	5,576	336,289
Essex Property Trust, Inc.	1,100	268,510
Four Corners Property Trust, Inc.	6,600	147,774
Lamar Advertising Co. Class A	400	23,060
National Retail Properties, Inc.	8,421	274,861
VICI Properties, Inc.	21,900	381,498
		4,686,749
Real Estate Management & Development - 1.5%
CBRE Group, Inc. (a)	8,121	348,635
Cushman & Wakefield PLC (a)	36,400	442,988
Howard Hughes Corp. (a)	2,063	111,732
		903,355

TOTAL REAL ESTATE		5,590,104

UTILITIES - 9.4%
Electric Utilities - 3.5%
Edison International	11,600	681,036
Entergy Corp.	8,300	792,733
Exelon Corp.	5,800	215,064
FirstEnergy Corp.	9,500	392,065
		2,080,898
Independent Power and Renewable Electricity Producers - 2.9%
The AES Corp.	42,300	560,475
Vistra Energy Corp.	59,211	1,156,985
		1,717,460
Multi-Utilities - 3.0%
CenterPoint Energy, Inc.	21,200	361,036
Dominion Energy, Inc.	4,900	377,937
Sempra Energy	8,857	1,096,939
		1,835,912

TOTAL UTILITIES		5,634,270

TOTAL COMMON STOCKS
(Cost $64,209,993)		59,149,828

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.16% (d)	670,573	670,774
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	1,061,103	1,061,210
TOTAL MONEY MARKET FUNDS
(Cost $1,731,862)		1,731,984
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $65,941,855)		60,881,812
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(1,061,931)
NET ASSETS - 100%		$59,819,881

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	June 2020	$328,260	$36,216	$36,216

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $232,278 or 0.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,929
Fidelity Securities Lending Cash Central Fund	7,582
Total	$12,511

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,437,502	$1,437,502	$--	$--
Consumer Discretionary	5,239,030	5,239,030	--	--
Consumer Staples	3,717,497	3,717,497	--	--
Energy	4,093,337	4,093,337	--	--
Financials	7,480,277	7,480,277	--	--
Health Care	5,356,017	5,356,017	--	--
Industrials	10,460,553	10,337,142	123,411	--
Information Technology	3,654,829	3,654,829	--	--
Materials	6,486,412	6,486,412	--	--
Real Estate	5,590,104	5,590,104	--	--
Utilities	5,634,270	5,634,270	--	--
Money Market Funds	1,731,984	1,731,984	--	--
Total Investments in Securities:	$60,881,812	$60,758,401	$123,411	$--
Derivative Instruments:
Assets
Futures Contracts	$36,216	$36,216	$--	$--
Total Assets	$36,216	$36,216	$--	$--
Total Derivative Instruments:	$36,216	$36,216	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$36,216	$0
Total Equity Risk	36,216	0
Total Value of Derivatives	$36,216	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.2%
United Kingdom	3.8%
Bermuda	2.2%
Netherlands	1.9%
Canada	1.1%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $983,286) — See accompanying schedule: Unaffiliated issuers (cost $64,209,993)	$59,149,828
Fidelity Central Funds (cost $1,731,862)	1,731,984
Total Investment in Securities (cost $65,941,855)		$60,881,812
Segregated cash with brokers for derivative instruments		34,000
Cash		85,446
Receivable for investments sold		340,950
Receivable for fund shares sold		10,669
Dividends receivable		47,581
Distributions receivable from Fidelity Central Funds		264
Prepaid expenses		39
Receivable from investment adviser for expense reductions		298
Other receivables		8,056
Total assets		61,409,115
Liabilities
Payable for investments purchased	$314,980
Payable for fund shares redeemed	117,104
Accrued management fee	14,843
Distribution and service plan fees payable	15,120
Payable for daily variation margin on futures contracts	10,900
Other affiliated payables	12,610
Other payables and accrued expenses	42,827
Collateral on securities loaned	1,060,850
Total liabilities		1,589,234
Net Assets		$59,819,881
Net Assets consist of:
Paid in capital		$72,535,872
Total accumulated earnings (loss)		(12,715,991)
Net Assets		$59,819,881
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($33,007,427 ÷ 1,920,117 shares)(a)		$17.19
Maximum offering price per share (100/94.25 of $17.19)		$18.24
Class M:
Net Asset Value and redemption price per share ($11,208,721 ÷ 658,897 shares)(a)		$17.01
Maximum offering price per share (100/96.50 of $17.01)		$17.63
Class C:
Net Asset Value and offering price per share ($6,045,157 ÷ 372,243 shares)(a)		$16.24
Class I:
Net Asset Value, offering price and redemption price per share ($8,086,335 ÷ 465,475 shares)		$17.37
Class Z:
Net Asset Value, offering price and redemption price per share ($1,472,241 ÷ 84,861 shares)		$17.35

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$701,251
Interest		281
Income from Fidelity Central Funds (including $7,582 from security lending)		12,511
Total income		714,043
Expenses
Management fee
Basic fee	$201,081
Performance adjustment	(41,571)
Transfer agent fees	77,824
Distribution and service plan fees	125,430
Accounting fees	14,675
Custodian fees and expenses	21,880
Independent trustees' fees and expenses	242
Registration fees	54,104
Audit	31,968
Legal	9,434
Miscellaneous	3,091
Total expenses before reductions	498,158
Expense reductions	(15,709)
Total expenses after reductions		482,449
Net investment income (loss)		231,594
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,537,794)
Fidelity Central Funds	172
Foreign currency transactions	(236)
Futures contracts	(122,157)
Total net realized gain (loss)		(6,660,015)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(9,914,278)
Fidelity Central Funds	49
Assets and liabilities in foreign currencies	(126)
Futures contracts	44,524
Total change in net unrealized appreciation (depreciation)		(9,869,831)
Net gain (loss)		(16,529,846)
Net increase (decrease) in net assets resulting from operations		$(16,298,252)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$231,594	$673,765
Net realized gain (loss)	(6,660,015)	1,553,020
Change in net unrealized appreciation (depreciation)	(9,869,831)	5,106,103
Net increase (decrease) in net assets resulting from operations	(16,298,252)	7,332,888
Distributions to shareholders	(2,554,376)	(10,160,421)
Share transactions - net increase (decrease)	(6,444,081)	396,558
Total increase (decrease) in net assets	(25,296,709)	(2,430,975)
Net Assets
Beginning of period	85,116,590	87,547,565
End of period	$59,819,881	$85,116,590

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Value Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.44	$23.40	$25.37	$21.43	$21.39	$21.48
Income from Investment Operations
Net investment income (loss)A	.07	.19	.17	.23B	.22	.12
Net realized and unrealized gain (loss)	(4.60)	1.57	(1.31)	3.86	.30	(.14)C
Total from investment operations	(4.53)	1.76	(1.14)	4.09	.52	(.02)
Distributions from net investment income	(.15)	(.10)D	(.22)	(.14)	(.11)	(.05)
Distributions from net realized gain	(.57)	(2.62)D	(.61)	(.01)	(.37)	(.02)
Total distributions	(.72)	(2.72)	(.83)	(.15)	(.48)	(.07)
Net asset value, end of period	$17.19	$22.44	$23.40	$25.37	$21.43	$21.39
Total ReturnE,F,G	(20.99)%	9.00%	(4.73)%	19.12%	2.53%	(.12)%C
Ratios to Average Net AssetsH,I
Expenses before reductions	1.25%J	1.10%	1.12%	1.14%	1.19%	1.31%
Expenses net of fee waivers, if any	1.22%J	1.10%	1.12%	1.12%	1.19%	1.25%
Expenses net of all reductions	1.21%J	1.10%	1.11%	1.12%	1.18%	1.24%
Net investment income (loss)	.69%J	.87%	.66%	.95%B	1.06%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$33,007	$47,465	$45,006	$59,658	$54,196	$50,858
Portfolio turnover rateK	96%J	77%	98%	81%	77%	82%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .68%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.17)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.19	$23.15	$25.10	$21.22	$21.17	$21.27
Income from Investment Operations
Net investment income (loss)A	.04	.12	.10	.16B	.16	.06
Net realized and unrealized gain (loss)	(4.56)	1.57	(1.30)	3.82	.31	(.15)C
Total from investment operations	(4.52)	1.69	(1.20)	3.98	.47	(.09)
Distributions from net investment income	(.09)	(.03)D	(.14)	(.09)	(.05)	–
Distributions from net realized gain	(.57)	(2.62)D	(.61)	(.01)	(.37)	(.01)
Total distributions	(.66)	(2.65)	(.75)	(.10)	(.42)	(.01)
Net asset value, end of period	$17.01	$22.19	$23.15	$25.10	$21.22	$21.17
Total ReturnE,F,G	(21.11)%	8.74%	(5.01)%	18.78%	2.28%	(.43)%C
Ratios to Average Net AssetsH,I
Expenses before reductions	1.52%J	1.39%	1.39%	1.40%	1.47%	1.58%
Expenses net of fee waivers, if any	1.48%J	1.38%	1.39%	1.39%	1.46%	1.50%
Expenses net of all reductions	1.48%J	1.38%	1.37%	1.38%	1.46%	1.49%
Net investment income (loss)	.42%J	.58%	.40%	.68%B	.78%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$11,209	$15,006	$14,961	$18,962	$18,098	$17,300
Portfolio turnover rateK	96%J	77%	98%	81%	77%	82%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.48)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$21.15	$22.16	$24.02	$20.32	$20.35	$20.54
Income from Investment Operations
Net investment income (loss)A	(.01)	.01	(.04)	.03B	.05	(.05)
Net realized and unrealized gain (loss)	(4.35)	1.49	(1.25)	3.67	.29	(.13)C
Total from investment operations	(4.36)	1.50	(1.29)	3.70	.34	(.18)
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.55)	(2.51)	(.57)	–	(.37)	(.01)
Total distributions	(.55)	(2.51)	(.57)	–	(.37)	(.01)
Net asset value, end of period	$16.24	$21.15	$22.16	$24.02	$20.32	$20.35
Total ReturnD,E,F	(21.27)%	8.13%	(5.55)%	18.21%	1.72%	(.89)%C
Ratios to Average Net AssetsG,H
Expenses before reductions	2.06%I	1.92%	1.93%	1.94%	1.98%	2.09%
Expenses net of fee waivers, if any	1.98%I	1.92%	1.93%	1.92%	1.97%	2.00%
Expenses net of all reductions	1.97%I	1.91%	1.92%	1.92%	1.97%	1.99%
Net investment income (loss)	(.07)%I	.05%	(.15)%	.15%B	.27%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,045	$8,777	$14,405	$20,555	$15,589	$16,670
Portfolio turnover rateJ	96%I	77%	98%	81%	77%	82%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12) %.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.94)%

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.70	$23.66	$25.65	$21.65	$21.60	$21.70
Income from Investment Operations
Net investment income (loss)A	.10	.26	.25	.30B	.28	.17
Net realized and unrealized gain (loss)	(4.64)	1.59	(1.34)	3.91	.31	(.14)C
Total from investment operations	(4.54)	1.85	(1.09)	4.21	.59	.03
Distributions from net investment income	(.23)	(.19)D	(.29)	(.20)	(.17)	(.11)
Distributions from net realized gain	(.57)	(2.62)D	(.61)	(.01)	(.37)	(.02)
Total distributions	(.79)E	(2.81)	(.90)	(.21)	(.54)	(.13)
Net asset value, end of period	$17.37	$22.70	$23.66	$25.65	$21.65	$21.60
Total ReturnF,G	(20.85)%	9.34%	(4.48)%	19.54%	2.82%	.13%C
Ratios to Average Net AssetsH,I
Expenses before reductions	.93%J	.79%	.82%	.84%	.89%	1.00%
Expenses net of fee waivers, if any	.91%J	.79%	.81%	.82%	.89%	1.00%
Expenses net of all reductions	.90%J	.79%	.80%	.82%	.89%	.99%
Net investment income (loss)	1.00%J	1.18%	.97%	1.25%B	1.36%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$8,086	$11,097	$12,342	$14,565	$16,218	$10,391
Portfolio turnover rateK	96%J	77%	98%	81%	77%	82%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .08%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $.79 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.566 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$22.69	$23.67	$25.67	$23.57
Income from Investment Operations
Net investment income (loss)B	.12	.28	.28	.23C
Net realized and unrealized gain (loss)	(4.64)	1.58	(1.34)	1.87
Total from investment operations	(4.52)	1.86	(1.06)	2.10
Distributions from net investment income	(.25)	(.22)D	(.33)	–
Distributions from net realized gain	(.57)	(2.62)D	(.61)	–
Total distributions	(.82)	(2.84)	(.94)	–
Net asset value, end of period	$17.35	$22.69	$23.67	$25.67
Total ReturnE,F	(20.81)%	9.45%	(4.36)%	8.91%
Ratios to Average Net AssetsG,H
Expenses before reductions	.83%I	.69%	.70%	.72%I
Expenses net of fee waivers, if any	.80%I	.68%	.70%	.72%I
Expenses net of all reductions	.79%I	.68%	.68%	.71%I
Net investment income (loss)	1.11%I	1.28%	1.09%	1.24%C,I
Supplemental Data
Net assets, end of period (000 omitted)	$1,472	$2,772	$834	$524
Portfolio turnover rateJ	96%I	77%	98%	81%

 A For the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .97%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended October 31, 2019.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,336,329
Gross unrealized depreciation	(13,142,379)
Net unrealized appreciation (depreciation)	$(6,806,050)
Tax cost	$67,724,078

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Fund	35,557,786	44,456,141

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$51,394	$1,301
Class M	.25%	.25%	34,584	548
Class C	.75%	.25%	39,452	4,114
			$125,430	$5,963

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,353
Class M	621
Class C(a)	465
$5,439

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$42,936.21
Class M	16,279.24
Class C	10,674.27
Class I	7,418.15
Class Z	517.04
	$77,824

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Value Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Value Fund	$2,049

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Value Fund	$100

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $767. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $1 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class M	1.50%	$931
Class C	2.00%	2,142
		$3,073

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,264 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $172.

In addition, during the period the investment adviser or an affiliate reimbursed the Fund $9,200 for an operational error which is included in the accompanying Statement of Operations.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2020	Year ended October 31, 2019
Distributions to shareholders
Class A	$1,407,110	$5,138,554
Class M	441,338	1,722,141
Class C	225,413	1,559,544
Class I	382,996	1,432,415
Class Z	97,519	307,767
Total	$2,554,376	$10,160,421

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2020	Year ended October 31, 2019	Six months ended April 30, 2020	Year ended October 31, 2019
Class A
Shares sold	239,190	857,048	$4,481,179	$18,259,987
Reinvestment of distributions	60,940	255,348	1,391,873	5,083,969
Shares redeemed	(495,187)	(920,804)	(10,236,284)	(19,757,433)
Net increase (decrease)	(195,057)	191,592	$(4,363,232)	$3,586,523
Class M
Shares sold	25,748	91,877	$522,865	$1,973,383
Reinvestment of distributions	19,232	86,399	435,019	1,704,650
Shares redeemed	(62,400)	(148,106)	(1,283,846)	(3,136,951)
Net increase (decrease)	(17,420)	30,170	$(325,962)	$541,082
Class C
Shares sold	29,636	90,691	$575,373	$1,839,288
Reinvestment of distributions	10,313	81,404	223,175	1,538,537
Shares redeemed	(82,586)	(407,162)	(1,543,879)	(8,306,857)
Net increase (decrease)	(42,637)	(235,067)	$(745,331)	$(4,929,032)
Class I
Shares sold	50,604	122,532	$1,005,075	$2,653,978
Reinvestment of distributions	15,576	66,570	359,033	1,337,382
Shares redeemed	(89,460)	(221,906)	(1,800,244)	(4,818,350)
Net increase (decrease)	(23,280)	(32,804)	$(436,136)	$(826,990)
Class Z
Shares sold	23,728	100,054	$360,074	$2,305,279
Reinvestment of distributions	3,989	15,296	91,779	306,845
Shares redeemed	(65,013)	(28,430)	(1,025,273)	(587,149)
Net increase (decrease)	(37,296)	86,920	$(573,420)	$2,024,975

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Class A	1.22%
Actual		$1,000.00	$790.10	$5.43
Hypothetical-C		$1,000.00	$1,018.80	$6.12
Class M	1.48%
Actual		$1,000.00	$788.90	$6.58
Hypothetical-C		$1,000.00	$1,017.50	$7.42
Class C	1.98%
Actual		$1,000.00	$787.30	$8.80
Hypothetical-C		$1,000.00	$1,015.02	$9.92
Class I	.91%
Actual		$1,000.00	$791.50	$4.05
Hypothetical-C		$1,000.00	$1,020.34	$4.57
Class Z	.80%
Actual		$1,000.00	$791.90	$3.56
Hypothetical-C		$1,000.00	$1,020.89	$4.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in April 2018 and June 2018. The Board will continue to monitor closely the fund's performance as the new portfolio manager(s) establishes a track record.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Value Fund

2019 Total Return % vs. Morningstar Mid-Cap Value and Russell Midcap Value:
75% beaten
25% beaten
Benchmark
Class I
Class C
4.00
2.00
0.00
-2.00
-4.00
3.68
3.86
0.00
-1.10
-2.12
34.00
32.00
30.00
28.00
26.00
24.00
22.00
32.75
29.32
27.06
25.17
22.85
40.0
35.0
30.0
25.0
20.0
15.0
38.4
38.6
26.6
24.3
20.0
1 Year
3 Year
5 Year

% Beaten

Class A	44%	27%	25%
Class C	36%	20%	12%
Class I	47%	33%	32%
Class M	42%	25%	20%
Class Z	49%	-	-

The Board considered the fund's underperformance for different time periods ended June 30, 2019 (based on the performance of Class A shares of the fund). The Board noted that the fund's underperformance has continued since the Board approved the management contract in July 2017 and January 2019. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class I, and Class Z ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of each of Class M and Class C ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is at median. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.25%, 1.50%, 2.00%, 1.00%, and 0.85% through February 28, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FAV-SANN-0620
1.800650.116

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 18, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 18, 2020